Nuveen Multi-Asset Income Fund
Portfolio of Investments March 31, 2024
(Unaudited)
NMAI
Shares Description (a) Value
LONG-TERM INVESTMENTS - 131.3%  (96.4% of Total Investments)
X –
COMMON STOCKS - 45 .8% ( 33 .5 % of Total Investments) X 210,918,988
Automobiles & Components - 0.7%
17,756 BYD Co Ltd, Class A $ 512,412
4,115 (b) Li Auto Inc, ADR 124,602
1,112 (b) Tesla Inc 195,478
101,400 (b) Toyota Motor Corp 2,562,880
Total Automobiles & Components 3,395,372
Banks - 3.7%
143,468 Banco Bilbao Vizcaya Argentaria SA 1,708,487
12,355 Bank of America Corp 468,502
1,432,400 Bank Rakyat Indonesia Persero Tbk PT 547,714
10,135 BNP Paribas SA 721,560
69,103 China Merchants Bank Co Ltd, Class A 308,229
11,846 Commonwealth Bank of Australia 929,193
1,051 Credicorp Ltd 178,071
2,212 Fifth Third Bancorp 82,309
50,000 Grupo Financiero Banorte SAB de CV 531,069
28,115 HDFC Bank Ltd, ADR 1,573,597
80,442 ING Groep NV 1,324,339
11,641 JPMorgan Chase & Co 2,331,692
54,800 Kasikornbank PCL 186,312
3,600 KB Financial Group Inc 188,127
182,900 Mitsubishi UFJ Financial Group Inc 1,860,842
56,696 Nordea Bank Abp 640,930
1,362 PNC Financial Services Group Inc/The 220,099
35,500 Sumitomo Mitsui Financial Group Inc 2,075,781
24,234 (c),(d) Wells Fargo & Co 1,404,603
Total Banks 17,281,456
Capital Goods - 4.0%
13,846 Airbus SE 2,550,832
734 Allegion plc 98,877
11,643 Ashtead Group PLC 829,321
970,200 Astra International Tbk PT 315,209
1,347 (b) Boeing Co/The 259,958
1,892 (d) Caterpillar Inc 693,286
5,978 Cie de Saint-Gobain SA 463,975
24,209 Contemporary Amperex Technology Co
Ltd, Class A
632,947
250 Deere & Co 102,685
1,409 Dover Corp 249,661
1,936 Eaton Corp PLC 605,348
3,377 Eiffage SA 383,263
55,300 (b) Embraer SA 367,277
15,842 Ferrovial SE 627,214
28,600 (b) Hitachi Ltd 2,613,479
5,186 Honeywell International Inc 1,064,427
37,458 Infratil Ltd 243,709
1,890 Masco Corp 149,083
253 Northrop Grumman Corp 121,101
638 Parker-Hannifin Corp 354,594
3,840 Raytheon Technologies Corp 374,515
8,454 Siemens AG 1,614,197
19,500 Techtronic Industries Co Ltd 264,963
1,120 Trane Technologies PLC 336,224
836 United Rentals Inc 602,848

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Shares Description (a) Value
Capital Goods (continued)
14,715 Vinci SA $ 1,888,355
Total Capital Goods 17,807,348
Commercial & Professional Services - 0.9%
4,194 (b),(c) Casella Waste Systems Inc, Class A 414,661
167,389 Cleanaway Waste Management Ltd 296,592
27,400 Infomart Corp 74,848
26,400 Recruit Holdings Co Ltd 1,159,138
6,869 (c) Republic Services Inc 1,315,000
269 Veralto Corp 23,850
4,182 Waste Connections Inc 719,346
1,337 Waste Management Inc 284,982
Total Commercial & Professional Services 4,288,417
Consumer Discretionary Distribution & Retail - 1.3%
149,200 Alibaba Group Holding Ltd 1,349,190
3,126 (c) Alibaba Group Holding Ltd, Sponsored
ADR
226,197
9,524 (b),(c) Amazon.com Inc 1,717,939
15,692 (b) Baozun Inc 36,092
1 (b) Belk Inc 9
1,753 Home Depot Inc/The 672,451
20,719 JD.com Inc, ADR 567,493
57,850 JD.com Inc, Class A 793,521
932 Lowe's Cos Inc 237,408
2,040 TJX Cos Inc/The 206,897
Total Consumer Discretionary Distribution & Retail 5,807,197
Consumer Durables & Apparel - 1.1%
2,078 Kering SA 823,060
875 LVMH Moet Hennessy Louis Vuitton SE 787,322
10,526 Moncler SpA 785,458
5,773 NIKE Inc, Class B 542,547
34 (b) NVR Inc 275,399
24,400 Sony Group Corp 2,092,317
Total Consumer Durables & Apparel 5,306,103
Consumer Services - 1.1%
174,789 (b) 24 Hour Fitness Worldwide Inc 1,398
83,128 (b) 24 Hour Fitness Worldwide Inc 831
116,034 Arcos Dorados Holdings Inc, Class A 1,290,298
49 Booking Holdings Inc 177,766
96 (b) Crown Finance US Inc 1,704
35,000 Galaxy Entertainment Group Ltd 175,947
1,171 Hilton Worldwide Holdings Inc 249,786
7,004 Las Vegas Sands Corp 362,107
3,627 (d) McDonald's Corp 1,022,633
23,000 (b) Meituan, Class B, 144A 283,914
32,851 (b) Melco Resorts & Entertainment Ltd 236,856
14,556 (b) Ollamani SAB 26,294
13,500 Oriental Land Co Ltd/Japan 432,482
1,330 Starbucks Corp 121,549
438,000 (b) Wynn Macau Ltd 391,464
9,804 Yum China Holdings Inc 390,101
Total Consumer Services 5,165,130
Consumer Staples Distribution & Retail - 0.7%
124,900 (b) Almacenes Exito SA 312,785
1,301,835 (b) Cia Brasileira de Distribuicao 768,320
1,248 (d) Costco Wholesale Corp 914,322

Shares Description (a) Value
Consumer Staples Distribution & Retail (continued)
125,683 Sendas Distribuidora S/A $ 368,624
18,093 Walmart Inc 1,088,656
Total Consumer Staples Distribution & Retail 3,452,707
Energy - 4.8%
136,988 BP PLC 859,384
8,581 (d) Cheniere Energy Inc 1,383,944
3,162 (d) Chevron Corp 498,774
3,047 ConocoPhillips 387,822
2,914 (d) Diamondback Energy Inc 577,467
50,570 (d) Enbridge Inc 1,829,623
6,582 Energy Transfer LP 103,535
8,968 (c) Enterprise Products Partners LP 261,686
1,948 EOG Resources Inc 249,032
39,776 Equinor ASA 1,066,569
18,152 (c),(d) Exxon Mobil Corp 2,109,989
10,049 Gibson Energy Inc 171,075
3,145 Keyera Corp 81,008
41,042 (c) Kinder Morgan Inc 752,710
8,650 MPLX LP 359,494
12,058 (c) ONEOK Inc 966,690
18,392 Pembina Pipeline Corp 649,161
8,158 Reliance Industries Ltd, Sponsored GDR,
144A
582,481
23,706 Reliance Industries Ltd, Sponsored GDR,
144A
1,692,608
67,163 Shell PLC 2,228,434
32,484 (b) Tal Shares Quartenorth Entitlement 452,508
6,371 (d) Targa Resources Corp 713,488
14,296 TC Energy Corp 574,563
12,398 TotalEnergies SE 852,851
7,368 (b) Transocean Ltd 46,271
4,953 (d) Valero Energy Corp 845,428
33,119 (d) Williams Cos Inc/The 1,290,647
Total Energy 21,587,242
Financial Services - 1.4%
2,538 American Express Co 577,877
32,300 Banco BTG Pactual SA 234,615
1,315 (b),(d) Berkshire Hathaway Inc, Class B 552,984
283 BlackRock Inc 235,937
7,057 Charles Schwab Corp/The 510,503
1,752 (b) Fiserv Inc 280,005
882 Goldman Sachs Group Inc/The 368,403
14,000 Hong Kong Exchanges & Clearing Ltd 407,936
1,954 Intercontinental Exchange Inc 268,538
1,189 Mastercard Inc, Class A 572,587
5,496 Morgan Stanley 517,503
24,700 ORIX Corp 540,232
473 S&P Global Inc 201,238
18,900 SBI Holdings Inc 495,749
2,214 (d) Visa Inc, Class A 617,883
Total Financial Services 6,381,990
Food, Beverage & Tobacco - 1.3%
9,179 (d) Coca-Cola Co/The 561,571
7,085 Diageo PLC 262,161
13,642 Fomento Economico Mexicano SAB de CV,
Sponsored ADR
1,777,143
8,331 Heineken NV 803,172

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Shares Description (a) Value
Food, Beverage & Tobacco (continued)
6,505 Keurig Dr Pepper Inc $ 199,508
4,903 Mondelez International Inc, Class A 343,210
7,343 (b) Monster Beverage Corp 435,293
4,100 Nestle SA 435,625
972 PepsiCo Inc 170,110
9,063 Philip Morris International Inc 830,352
Total Food, Beverage & Tobacco 5,818,145
Health Care Equipment & Services - 1.1%
4,943 Abbott Laboratories 561,821
8,108 (b) Boston Scientific Corp 555,317
703 Cigna Group/The 255,323
1,017 Elevance Health Inc 527,355
4,639 EssilorLuxottica SA 1,049,395
891 HCA Healthcare Inc 297,175
135 Humana Inc 46,807
2,545 Medtronic PLC 221,797
12,280 (b),(e) Millennium Health LLC 1,289
11,534 (b),(e) Millennium Health LLC 58
1,654 (c) Stryker Corp 591,917
2,196 (d) UnitedHealth Group Inc 1,086,362
Total Health Care Equipment & Services 5,194,616
Household & Personal Products - 0.5%
238,789 Haleon PLC 1,000,712
7,085 Kenvue Inc 152,044
5,753 (d) Procter & Gamble Co/The 933,424
8,471 Unilever PLC 425,259
Total Household & Personal Products 2,511,439
Insurance - 0.6%
52,400 AIA Group Ltd 352,472
4,679 American International Group Inc 365,757
1,325 Chubb Ltd 343,347
2,312 Marsh & McLennan Cos Inc 476,226
2,791 MetLife Inc 206,841
89,000 Ping An Insurance Group Co of China Ltd 377,866
1,453 Zurich Insurance Group AG 784,932
Total Insurance 2,907,441
Materials - 2.5%
11,031 Anglo American PLC 271,835
32,990 BHP Group Ltd 953,871
821 Celanese Corp 141,097
8,253 Corteva Inc 475,951
21,129 (c) CRH PLC 1,822,588
6,694 Crown Holdings Inc 530,566
3,269 DuPont de Nemours Inc 250,634
18,389 Freeport-McMoRan Inc 864,651
253,249 Glencore PLC 1,389,718
8,604 Heidelberg Materials AG 947,140
6,663 Linde PLC 3,093,764
6,018 Newmont Corp 215,685
789 Packaging Corp of America 149,736
290 Reliance Inc 96,912
23,700 Vale SA 287,449
16,432 Vale SA, Sponsored ADR 200,306
Total Materials 11,691,903

Shares Description (a) Value
Media & Entertainment - 1.6%
4,628 (b),(d) Alphabet Inc, Class A $ 698,504
1,051 (b) Alphabet Inc, Class C 160,025
30,600 (b) Baidu Inc, Class A 402,837
14,225 Cineworld Group PLC 252,494
12,442 Comcast Corp, Class A 539,361
58,224 Grupo Televisa SAB, Sponsored ADR 186,317
67,358 (b) HUYA Inc, ADR 306,479
3,291 (d) Meta Platforms Inc 1,598,044
33,110 Nintendo Co Ltd 1,806,633
4,736 (b) Sea Ltd, ADR 254,371
17,700 Tencent Holdings Ltd 689,414
5,880 (d) Walt Disney Co/The 719,477
Total Media & Entertainment 7,613,956
Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
2,406 AbbVie Inc 438,133
17,022 AstraZeneca PLC 2,286,800
47,600 Daiichi Sankyo Co Ltd 1,514,578
924 Danaher Corp 230,741
1,186 Eli Lilly & Co 922,661
2,529 Gilead Sciences Inc 185,249
3,318 Johnson & Johnson 524,874
1,403 Lonza Group AG 838,430
6,537 (d) Merck & Co Inc 862,557
12,193 Novartis AG 1,180,994
32,912 Novo Nordisk A/S, Class B 4,221,734
2,855 Sanofi, ADR 138,753
1,014 Zoetis Inc 171,579
Total Pharmaceuticals, Biotechnology & Life Sciences 13,517,083
Semiconductors & Semiconductor Equipment - 3.8%
26,200 Advantest Corp 1,163,879
973 Analog Devices Inc 192,450
1,278 Applied Materials Inc 263,562
2,354 ASML Holding NV 2,282,111
3,087 (b) Bright Bidco BV 1,007
4,217 (b) Bright Bidco BV 1,375
1,349 Broadcom Inc 1,787,978
15,031 Infineon Technologies AG 511,137
3,115 Intel Corp 137,590
163 Lam Research Corp 158,366
14,000 MediaTek Inc 507,280
2,229 Micron Technology Inc 262,777
3,035 (d) NVIDIA Corp 2,742,304
875 NXP Semiconductors NV 216,799
8,000 Silergy Corp 81,838
6,072 SK Hynix Inc 804,390
50,500 SUMCO Corp 798,443
120,000 Taiwan Semiconductor Manufacturing Co
Ltd
2,874,743
16,239 (c),(d) Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
2,209,316
970 Texas Instruments Inc 168,984
20,911 Will Semiconductor Co Ltd Shanghai, Class
A
285,293
42,309 Win Semiconductors Corp 192,398
Total Semiconductors & Semiconductor Equipment 17,644,020

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Shares Description (a) Value
Software & Services - 1.4%
1,413 Accenture PLC, Class A $ 489,760
21,660 (b) Avaya Inc 119,130
4,662 (b) Avaya Inc 25,641
239,200 LWSA SA, 144A 278,528
8,842 (d) Microsoft Corp 3,720,006
2,676 Oracle Corp 336,132
2,358 (d) Salesforce Inc 710,182
839 (b),(d) ServiceNow Inc 639,654
Total Software & Services 6,319,033
Technology Hardware & Equipment - 1.6%
13,255 (d) Apple Inc 2,272,967
4,571 Cisco Systems Inc 228,139
46,192 E Ink Holdings Inc 327,780
1,038 Motorola Solutions Inc 368,469
2,030 Samsung Electro-Mechanics Co Ltd 226,183
52,683 Samsung Electronics Co Ltd 3,166,116
1,002 Samsung SDI Co Ltd 355,363
1,769 TE Connectivity Ltd 256,930
Total Technology Hardware & Equipment 7,201,947
Telecommunication Services - 0.3%
14,379 Cellnex Telecom SA, 144A 508,653
19,058 Infrastrutture Wireless Italiane SpA 216,269
163,880 Koninklijke KPN NV 612,977
1,608 T-Mobile US Inc 262,458
Total Telecommunication Services 1,600,357
Transportation - 3.6%
12,390 Aena SME SA 2,440,255
2,502 Aeroports de Paris 343,060
7,360 (b) Athens International Airport SA 67,493
133,162 Atlas Arteria Ltd 462,389
219,344 Auckland International Airport Ltd 1,094,243
4,514 Canadian National Railway Co 594,539
3,386 Canadian Pacific Railway Ltd 298,544
7,100 Central Japan Railway Co 176,331
78,000 China Merchants Port Holdings Co Ltd 93,527
20,019 (c) CSX Corp 742,104
10,505 DHL Group 452,738
4,201 DSV A/S 682,892
32,100 East Japan Railway Co 615,843
4,087 Flughafen Zurich AG 928,039
8,670 (b) Fraport AG Frankfurt Airport Services
Worldwide
456,935
42,511 Getlink SE 723,809
4,594 Grupo Aeroportuario del Centro Norte SAB
de CV, ADR
363,339
3,205 (d) Grupo Aeroportuario del Pacifico SAB de
CV, ADR
522,960
87 (b) Grupo Aeroportuario del Sureste SAB de
CV, ADR
27,725
36,550 International Container Terminal Services
Inc
206,758
17,900 Japan Airport Terminal Co Ltd 707,338
13,900 Kamigumi Co Ltd 306,321
866 Norfolk Southern Corp 220,717
40,869 Port of Tauranga Ltd 131,853
59,857 Qube Holdings Ltd 132,993
241,834 Transurban Group 2,097,938

Shares Description (a) Value
Transportation (continued)
5,762 (d) Union Pacific Corp $ 1,417,049
831 United Parcel Service Inc, Class B 123,512
Total Transportation 16,431,244
Utilities - 4.9%
912 AltaGas Ltd 20,145
3,968 Ameren Corp 293,473
1,938 American Electric Power Co Inc 166,862
5,097 (c) American Water Works Co Inc 622,904
52,661 APA Group 288,634
502 Brookfield Renewable Corp, Class A 12,334
26,263 (c) CenterPoint Energy Inc 748,233
32,500 CK Infrastructure Holdings Ltd 190,348
5,617 Clearway Energy Inc, Class C 129,472
21,000 CLP Holdings Ltd 167,501
12,301 (d) CMS Energy Corp 742,242
12,487 Contact Energy Ltd 64,576
5,100 Dominion Energy Inc 250,869
4,411 DTE Energy Co 494,650
7,899 (c) Duke Energy Corp 763,912
46,401 E.ON SE 645,991
41,571 EDP - Energias de Portugal SA 162,195
10,063 Enagas SA 149,494
163,763 Enel SpA 1,081,081
27,172 Engie SA 455,330
7,085 (c) Entergy Corp 748,743
16,703 Evergy Inc 891,606
2,140 Eversource Energy 127,908
9,010 Exelon Corp 338,506
6,923 Hydro One Ltd 201,881
42,042 Iberdrola SA 522,176
20,849 Italgas SpA 121,462
5,613 (c) National Grid PLC, Sponsored ADR 382,919
33,645 (d) NextEra Energy Inc 2,150,253
18,874 (c) NiSource Inc 522,055
28,694 (c) PG&E Corp 480,911
1,538 Pinnacle West Capital Corp 114,935
13,732 Redeia Corp SA 234,557
32,794 RWE AG 1,114,576
74,800 Sembcorp Industries Ltd 299,023
2,919 Sempra 209,672
10,896 Severn Trent PLC 339,991
128,015 Snam SpA 604,449
27,872 Southern Co/The 1,999,537
16,168 SSE PLC 337,070
99,841 Terna - Rete Elettrica Nazionale 825,257
18,396 Veolia Environnement SA 598,455
2,926 WEC Energy Group Inc 240,283
21,179 (c) Xcel Energy Inc 1,138,371
Total Utilities 21,994,842
Total Common Stocks
(cost $166,471,627) 210,918,988
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 17.6% (13.0% of Total
Investments) X 81,437,269
$ 300 Avis Budget Rental Car Funding AESOP LLC, 2019 3A, 144A 2.360% 3/20/26 $ 292,815
420 BANK 2019-BNK24, 2019 BN24 3.283% 11/15/62 373,108
350 (f) BX Commercial Mortgage Trust 2021-CIP, (TSFR1M
reference rate + 1.035% spread), 2021 CIP, 144A
6.360% 12/15/38 346,595

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 300 CD 2017-CD6 Mortgage Trust, 2017 CD6 3.456% 11/13/50 $ 280,530
1,040 (f) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 3.500% spread), 2022 R03, 144A
8.820% 3/25/42 1,091,689
410 (f) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 3.100% spread), 2022 R04, 144A
8.420% 3/25/42 426,752
475 (f) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 7.000% spread), 2022 R05, 144A
12.320% 4/25/42 518,554
60 (f) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 3.000% spread), 2022 R05, 144A
8.320% 4/25/42 61,943
970 (f) Connecticut Avenue Securities Trust 2022-R06, (SOFR30A
reference rate + 3.850% spread), 2022 R06, 144A
9.170% 5/25/42 1,030,296
900 (f) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 4.650% spread), 2022 R07, 144A
9.971% 6/25/42 979,663
35 (f) Connecticut Avenue Securities Trust 2022-R08, (Update
NuveenReferenceRate_Name reference rate + 3.600%
spread), 2022 R08, 144A
8.920% 7/25/42 37,015
105 (f) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 4.750% spread), 2022 R09, 144A
10.071% 9/25/42 114,952
500 (f) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A
reference rate + 3.750% spread), 2023 R01, 144A
9.071% 12/25/42 535,396
210 (f) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A
reference rate + 3.900% spread), 2023 R06, 144A
9.188% 7/25/43 221,236
714 (g) Fannie Mae Pool, FN MA4785 5.000% 10/01/52 697,235
508 (g) Fannie Mae Pool, FN BW3383 4.500% 7/01/52 483,434
481 Fannie Mae Pool, FN MA5106 5.000% 8/01/53 469,367
836 (g) Fannie Mae Pool, FN CB2795 3.000% 2/01/52 719,018
539 Fannie Mae Pool, FN FS7299 3.000% 5/01/52 468,562
2,072 (g) Fannie Mae Pool, FN FS0522 2.500% 2/01/52 1,734,662
3,486 (g) Fannie Mae Pool, FN MA4600, 2022 2 3.500% 5/01/52 3,121,914
801 (g) Fannie Mae Pool, FN MA5039 5.500% 6/01/53 797,575
3,564 (g) Fannie Mae Pool, FN MA4733 4.500% 9/01/52 3,393,539
930 (g) Fannie Mae Pool, FN MA4644, 2022 1 4.000% 5/01/52 862,363
3,872 (g) Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 3,687,325
966 (g) Fannie Mae Pool, FN MA5165 5.500% 10/01/53 960,645
2,736 (g) Fannie Mae Pool, FN MA4655 4.000% 7/01/52 2,537,325
4,052 (g) Fannie Mae Pool, FN MA4737, 2022 1 5.000% 8/01/52 3,956,862
2,497 (g) Fannie Mae Pool, FN MA4919 5.500% 2/01/53 2,490,842
4,417 (g) Fannie Mae Pool, FN MA4732 4.000% 9/01/52 4,096,666
1,983 (g) Fannie Mae Pool, FN MA4700, 2022 1 4.000% 7/01/52 1,839,539
1,291 (g) Fannie Mae Pool, FN CB3599 3.500% 5/01/52 1,160,484
1,206 (g) Fannie Mae Pool, FN MA4918 5.000% 2/01/53 1,177,261
1,223 (g) Fannie Mae Pool, FN MA4942 6.000% 3/01/53 1,234,773
1,409 (g) Fannie Mae Pool, FN CB3905 3.500% 6/01/52 1,261,601
151 Fannie Mae Pool, FN MA4920 6.000% 2/01/53 152,463
1,434 (g) Fannie Mae Pool, FN MA4626 4.000% 6/01/52 1,330,460
1,625 (g) Fannie Mae Pool, FN FS1533 3.000% 4/01/52 1,413,977
1,753 (g) Fannie Mae Pool, FN FS1535 3.000% 4/01/52 1,519,332
1,879 (g) Fannie Mae Pool, FN CB2211 2.500% 11/01/51 1,557,274
2,781 (g) Fannie Mae Pool, FN MA4783 4.000% 10/01/52 2,579,066
4,713 (g) Fannie Mae Pool, FN BW3382 4.500% 7/01/52 4,486,487
409 Freddie Mac Pool, FR SD4810 3.000% 4/01/52 357,237
1,663 (g) Freddie Mac Pool, FR RA9629 5.500% 8/01/53 1,655,568
928 (g) Freddie Mac Pool, FR QE5382 4.500% 7/01/52 883,450
1,497 (g) Freddie Mac Pool, FR SD0922 2.500% 3/01/52 1,252,599
852 (g) Freddie Mac Pool, FR SD8220 3.000% 6/01/52 733,969
1,194 Freddie Mac REMICS, 2021 5160 3.000% 9/25/50 838,211
500 (f) Freddie Mac STACR REMIC Trust 2020-DNA5, (SOFR30A
reference rate + 4.800% spread), 2020 DNA5, 144A
10.120% 10/25/50 562,218
695 (f) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 2.900% spread), 2022 DNA3, 144A
8.220% 4/25/42 719,603

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 275 (f) Freddie Mac STACR REMIC Trust 2022-DNA4, (SOFR30A
reference rate + 3.350% spread), 2022 DNA4, 144A
8.670% 5/25/42 $ 287,750
1,000 (f) Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A
reference rate + 4.500% spread), 2022 DNA5, 144A
9.820% 6/25/42 1,083,007
165 (f) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A
reference rate + 4.000% spread), 2022 HQA2, 144A
9.320% 7/25/42 175,735
285 (f) Freddie Mac STACR REMIC Trust 2023-DNA1, (SOFR30A
reference rate + 3.100% spread), 2023 DNA1, 144A
8.444% 3/25/43 299,440
920 (g) Ginnie Mae II Pool, G2 MA8200 4.000% 8/20/52 860,769
1,452 (g) Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 1,320,989
489 (g) Ginnie Mae II Pool, G2 MA7871, 2022 1 2.500% 2/20/52 402,041
719 (g) Ginnie Mae II Pool, G2 MA8428 5.000% 11/20/52 706,985
732 Ginnie Mae II Pool, G2 MA8043 3.000% 5/20/52 645,635
849 (g) Government National Mortgage Association, 2013 188 2.500% 12/20/43 740,870
237 Government National Mortgage Association, 2021 209 3.000% 11/20/51 168,674
251 Government National Mortgage Association, 2022 124 4.000% 7/20/52 201,825
407 (g) Government National Mortgage Association, 2023 111 3.000% 2/20/52 276,316
448 (g) Government National Mortgage Association, 2022 174 4.500% 9/20/52 400,227
100 (f) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 1.364% spread), 2021 ARDN, 144A
6.690% 11/15/36 98,438
859 GS Mortgage-Backed Securities Corp Trust 2022-PJ2, 2022
PJ2, 144A
3.000% 6/25/52 714,185
301 GS Mortgage-Backed Securities Trust 2021-PJ10, 2021
PJ10, 144A
2.500% 3/25/52 239,990
443 GS Mortgage-Backed Securities Trust 2022-GR2, 2022 GR2,
144A
3.000% 8/26/52 367,806
313 GS Mortgage-Backed Securities Trust 2022-HP1, 2022 HP1,
144A
3.000% 9/25/52 259,734
515 GS Mortgage-Backed Securities Trust 2022-INV1, 2022
INV1, 144A
3.000% 7/25/52 427,764
256 GS Mortgage-Backed Securities Trust 2022-PJ5, 2022 PJ5,
144A
3.000% 10/25/52 212,516
263 GS Mortgage-Backed Securities Trust 2023-PJ1, 2023 PJ1,
144A
3.500% 2/25/53 227,444
250 Hertz Vehicle Financing III LLC, 2023 3A, 144A 5.940% 2/25/28 253,702
250 (e) Industrial DPR Funding Ltd, 2022 1A, 144A 5.380% 4/15/34 213,863
353 J.P. Morgan Mortgage Trust 2022-4, 2022 4, 144A 3.000% 10/25/52 293,236
225 J.P. Morgan Mortgage Trust 2022-6, 2022 6, 144A 3.000% 11/25/52 187,055
543 J.P. Morgan Mortgage Trust 2022-INV3, 2022 INV3, 144A 3.000% 9/25/52 450,771
135 J.P. Morgan Mortgage Trust 2022-LTV2, 2022 LTV2, 144A 3.500% 9/25/52 116,678
1,695 JP Morgan Mortgage Trust, 2022 LTV1, 144A 3.250% 7/25/52 1,451,177
1,232 JP Morgan Mortgage Trust 2022-2, 2022 2, 144A 3.000% 8/25/52 1,023,619
755 JP Morgan Mortgage Trust 2022-3, 2022 3, 144A 3.000% 8/25/52 627,505
630 JP Morgan Mortgage Trust Series 2024-3, 2024 3, 144A 3.000% 5/25/54 521,227
209 MVW 2020-1 LLC, 2020 1A, 144A 1.740% 10/20/37 196,022
299 OBX 2022-INV5 Trust, 2022 INV5, 144A 4.000% 10/25/52 268,152
300 One Bryant Park Trust 2019-OBP, 2019 OBP, 144A 2.516% 9/15/54 256,646
300 OneMain Financial Issuance Trust 2022-2, 2022 2A, 144A 4.890% 10/14/34 297,860
250 PenFed Auto Receivables Owner Trust 2022-A, 2022 A,
144A
4.600% 12/15/28 245,471
696 RCKT Mortgage Trust 2022-2, 2022 2, 144A 2.500% 2/25/52 555,214
92 RCKT Mortgage Trust 2022-3, 2022 3, 144A 3.000% 5/25/52 76,248
187 RCKT Mortgage Trust 2022-4, 2022 4, 144A 3.500% 6/25/52 162,184
85 Tesla Auto Lease Trust 2023-A, 2023 A, 144A 5.860% 8/20/25 84,774
116 Wells Fargo Mortgage Backed Securities 2021-2 Trust, 2021
2, 144A
2.500% 6/25/51 92,717
179 Wells Fargo Mortgage Backed Securities 2022-2 Trust, 2022
2, 144A
2.500% 12/25/51 142,834
219 Wells Fargo Mortgage Backed Securities 2022-INV1 Trust,
2022 INV1, 144A
3.500% 3/25/52 189,557

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 132 Wells Fargo Mortgage Backed Securities 2022-INV1 Trust,
2022 INV1, 144A
3.000% 3/25/52 $ 109,167
Total Asset-Backed and Mortgage-Backed Securities
(cost $84,119,229) 81,437,269
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 12 .9% ( 9 .5 % of Total Investments) X 59,504,865
642,894
iShares Core MSCI Emerging Markets ETF
$ 33,173,330
18,839
iShares MSCI India ETF
971,904
17,939
iShares MSCI Saudi Arabia ETF
792,186
320,431
Vanguard Short-Term Bond ETF
24,567,445
Total Exchange-Traded Funds
(cost $55,857,221) 59,504,865
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
–
VARIABLE RATE SENIOR LOAN INTERESTS - 11 .3% ( 8 .3 % of Total Investments) (h) X 52,345,676
Automobiles & Components - 0.2%
$ 237 Adient US LLC, Term Loan B 8.579% TSFR1M 3.250% 4/10/28 $ 237,867
389 Clarios Global LP, Term Loan B 8.330% TSFR1M 3.000% 5/06/30 390,485
87 Dexko Global Inc 9.321% TSFR3M 3.750% 10/04/28 86,028
21 Dexko Global Inc 9.360% ICE Libor USD
1 Month
3.750% 10/04/28 21,264
75 Phinia Inc 9.426% TSFR1M 4.000% 7/03/28 74,883
Total Automobiles & Components 810,527
Capital Goods - 0.8%
194 ACProducts Holdings Inc 9.860% TSFR3M 4.250% 5/17/28 177,867
2 AECOM, Term Loan B 7.192% TSFR1M 1.750% 4/13/28 2,468
181 Ali Group SRL 7.445% ICE Libor USD
1 Month
2.000% 10/13/28 180,828
35 ASP Blade Holdings, Inc, Term
Loan
9.610% TSFR1M 4.000% 10/16/28 31,669
81 Avolon TLB Borrower 1 (US)
LLC, Term Loan B6
7.329% TSFR1M 2.000% 6/22/28 80,682
87 Centuri Group, Inc, Term Loan B 7.829% TSFR1M 2.500% 8/28/28 86,996
149 Chamberlain Group Inc, Term
Loan B
8.680% ICE Libor USD
1 Month
3.250% 10/22/28 149,026
70 Chariot Buyer LLC 9.080% TSFR1M 3.750% 11/03/28 70,233
224 Chart Industries, Inc., Term Loan 8.673% TSFR1M 3.250% 3/18/30 224,518
173 Core & Main LP, Term Loan B 7.971% TSFR1M 2.500% 6/10/28 173,421
21 Cornerstone Building Brands,
Inc., Term Loan B
8.675% TSFR1M 3.250% 4/12/28 20,566
150 Emrld Borrower LP, Term Loan B
, (WI/DD)
TBD TBD TBD TBD 150,113
242 Filtration Group Corp 8.941% TSFR1M 3.500% 10/21/28 242,726
357 Fly Funding II Sarl 7.330% TSFR3M 1.750% 8/11/25 350,661
262 Gates Global LLC, Term Loan B3 7.930% TSFR1M 2.500% 3/31/27 263,139
85 MIWD Holdco II LLC , (WI/DD) TBD TBD TBD TBD 85,505
164 Quikrete Holdings, Inc., Term
Loan, First Lien
8.070% TSFR1M 2.625% 1/29/27 164,771
70 SRS Distribution Inc , (WI/DD) TBD TBD TBD TBD 70,468
203 Standard Industries Inc., Term
Loan B
7.693% TSFR1M 2.500% 9/22/28 203,437
88 TransDigm, Inc., Term Loan I 8.570% TSFR3M 3.250% 8/24/28 88,444
434 Victory Buyer LLC 9.342% TSFR1M 3.750% 11/18/28 413,440

Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
Capital Goods (continued)
$ 359 Windsor Holdings III, LLC, Term
Loan B
9.823% TSFR1M 4.500% 8/01/30 $ 360,953
Total Capital Goods 3,591,931
Commercial & Professional Services - 0.8%
210 Allied Universal Holdco LLC,
Term Loan B
9.180% TSFR1M 3.750% 5/15/28 209,626
181 Amentum Government Services
Holdings LLC, Term Loan
9.329% TSFR1M 4.000% 2/07/29 181,936
223 Anticimex Global AB 8.826% TSFR3M 3.500% 11/16/28 223,965
112 CHG Healthcare Services Inc.,
Term Loan
8.691% TSFR1M 3.250% 9/29/28 112,635
173 Covanta Holding Corporation,
Term Loan B
7.826% TSFR1M 2.500% 11/30/28 172,858
13 Covanta Holding Corporation,
Term Loan C
7.826% TSFR1M 2.500% 11/30/28 13,179
116 Dun & Bradstreet Corporation
(The), Term Loan B
8.082% TSFR1M 2.750% 2/09/26 116,473
77 EVERTEC Group LLC 8.830% TSFR1M 3.500% 10/15/30 76,787
250 Garda World Security Corp 9.583% TSFR1M 4.250% 2/01/29 250,783
321 GFL Environmental Inc., Term
Loan
7.816% TSFR1M 3.000% 5/30/25 322,526
466 GTCR W Merger Sub LLC, Term
Loan B
8.309% SOFR30A 3.000% 1/31/31 468,233
101 LABL Inc 10.426% ICE Libor USD
1 Month
5.000% 10/29/28 99,445
150 OMNIA Partners LLC 9.074% TSFR1M 3.750% 7/25/30 150,867
199 Trans Union, LLC, Term Loan B5 7.176% TSFR1M 1.750% 11/13/26 198,957
241 Verscend Holding Corp., Term
Loan B
9.445% TSFR1M 4.000% 8/27/25 241,054
199 Vertical US Newco Inc, Term
Loan B
9.081% TSFR6M 3.500% 7/30/27 199,401
35 VT Topco Inc 9.579% TSFR1M 4.250% 8/12/30 35,050
516 WIN Waste Innovations
Holdings, Inc., Term Loan B
8.195% TSFR1M 2.750% 3/27/28 482,055
Total Commercial & Professional Services 3,555,830
Consumer Discretionary Distribution & Retail - 0.5%
39 Avis Budget Car Rental, LLC,
Term Loan B
7.195% TSFR1M 1.750% 8/06/27 38,543
117 Avis Budget Car Rental, LLC,
Term Loan C
8.430% TSFR1M 3.000% 3/16/29 117,726
2 Belk, Inc., Term Loan 15.000% TSFR3M 7.500% 7/31/25 1,561
8 Belk, Inc., Term Loan , (cash
5.000%, PIK 8.000%)
10.000% N/A N/A 7/31/25 1,649
103 CI Maroon Holdings LLC , (WI/
DD)
TBD TBD TBD TBD 103,515
65 CNT Holdings I Corp ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 65,198
304 CNT Holdings I Corp, Term Loan 8.817% TSFR1M 3.500% 11/08/27 305,343
244 Driven Holdings, LLC, Term
Loan B
8.441% TSFR1M 3.000% 12/18/28 244,677
97 EOS US Finco LLC 11.309% TSFR1M 6.000% 8/03/29 80,358
114 Fastlane Parent Co Inc 9.830% TSFR1M 4.500% 9/29/28 114,476
271 (j) Jo-Ann Stores, Inc., Term Loan
B1
10.336% TSFR3M 4.750% 6/30/28 7,203
104 Kodiak BP LLC , (WI/DD) TBD TBD TBD TBD 104,130
153 Les Schwab Tire Centers, Term
Loan B
8.684% TSFR1M 3.250% 11/02/27 153,781
65 Mister Car Wash Holdings Inc ,
(WI/DD)
TBD TBD TBD TBD 65,230

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
Consumer Discretionary Distribution & Retail (continued)
$ 614 PetSmart, Inc., Term Loan B 9.180% SOFR30A 3.750% 2/12/28 $ 612,429
177 Restoration Hardware, Inc., Term
Loan B
7.941% ICE Libor USD
1 Month
2.500% 10/15/28 172,722
124 Staples, Inc., Term Loan 10.440% ICE Libor USD
3 Month
5.000% 4/13/26 123,358
140 Wand NewCo 3, Inc., Term
Loan B
8.598% SOFR90A 3.250% 1/30/31 140,558
Total Consumer Discretionary Distribution & Retail 2,452,457
Consumer Durables & Apparel - 0.2%
100 (k) AI Aqua Merger Sub Inc 8.811% TSFR1M 4.250% 7/31/28 100,573
123 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
9.072% TSFR1M 3.750% 7/31/28 123,818
84 Birkenstock GmbH & Co. KG,
Term Loan B
8.827% TSFR1M 3.750% 4/28/28 84,721
6 Serta Simmons Bedding Inc 12.820% TSFR1M 7.500% 8/10/23 5,110
60 SRAM, LLC , Term Loan B 8.195% TSFR1M 2.750% 5/18/28 60,345
65 Topgolf Callaway Brands Corp 8.926% TSFR1M 3.500% 3/09/30 64,647
326 Weber-Stephen Products LLC,
Term Loan B
8.691% TSFR1M 3.250% 10/29/27 302,071
Total Consumer Durables & Apparel 741,285
Consumer Services - 1.0%
390 24 Hour Fitness Worldwide, Inc.,
Term Loan , (cash 0.220%, PIK
5.000%)
10.320% SOFR90A 5.000% 12/29/25 191,596
243 Alterra Mountain Company,
Term Loan
8.945% TSFR1M 3.500% 8/17/28 243,818
175 AVSC Holding Corp , (cash
5.000%, PIK 10.000%)
5.000% 3-Month LIBOR 10.000% 12/04/26 183,845
208 Caesars Entertainment Corp,
Term Loan B
8.663% TSFR1M 3.250% 1/25/30 209,280
172 Carnival Corporation, Term
Loan B
8.319% TSFR1M 3.000% 8/09/27 172,168
218 Churchill Downs Incorporated,
Term Loan B1
7.430% TSFR1M 2.000% 3/17/28 217,897
642 ClubCorp Holdings, Inc., Term
Loan B2
10.320% TSFR1M 5.000% 9/18/26 644,166
420 Fertitta Entertainment, LLC,
Term Loan B
9.077% SOFR30A 4.000% 1/29/29 421,604
235 Formula One Holdings Limited,
Term Loan B
7.559% SOFR90A 2.250% 1/15/30 235,529
133 GVC Holdings (Gibraltar)
Limited, Term Loan B
3.500% 3-Month LIBOR 3.500% 10/31/29 134,022
55 Hilton Grand Vacations
Borrower LLC
8.076% TSFR1M 2.750% 1/17/31 55,163
218 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.191% TSFR1M 2.750% 8/02/28 218,206
120 IRB Holding Corp, Term Loan B 8.176% TSFR1M 2.750% 12/15/27 120,287
56 PCI Gaming Authority, Term
Loan
7.945% TSFR1M 2.500% 5/31/26 56,156
166 Penn National Gaming, Inc.,
Term Loan B
8.176% TSFR1M 2.750% 4/20/29 166,583
164 Scientific Games Holdings LP 8.580% TSFR1M 3.250% 2/04/29 164,451
191 Scientific Games International,
Inc., Term Loan
8.075% TSFR1M 3.000% 4/07/29 191,794
266 SeaWorld Parks & Entertainment
Inc
7.830% TSFR1M 2.500% 8/25/28 266,551
408 Spin Holdco Inc., Term Loan 9.585% TSFR3M 4.000% 3/06/28 379,239
19 Twin River Worldwide Holdings,
Inc., Term Loan B
8.829% TSFR3M 3.250% 10/02/28 18,111

Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
Consumer Services (continued)
$ 263 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.195% TSFR1M 2.750% 5/16/25 $ 262,928
26 WW International Inc 8.829% TSFR1M 3.500% 4/13/28 11,603
Total Consumer Services 4,564,997
Consumer Staples Distribution & Retail - 0.1%
126 Heritage Grocers Group LLC ,
(WI/DD)
TBD TBD TBD TBD 125,781
124 Heritage Grocers Group LLC 12.159% TSFR6M 6.750% 8/01/29 124,833
53 US Foods Inc 7.441% TSFR1M 2.000% 9/14/26 53,601
50 US Foods, Inc., Term Loan B 7.324% TSFR1M 2.000% 11/22/28 50,318
Total Consumer Staples Distribution & Retail 354,533
Diversified Financials - 0.0%
173 Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 6/30/24 4,972
Total Diversified Financials 4,972
Energy - 0.2%
1 DT Midstream, Inc, Term Loan B 7.441% TSFR1M 2.000% 6/12/28 1,259
260 Freeport LNG Investments LLLP 8.579% TSFR1M 3.000% 11/16/26 258,317
394 Gulf Finance, LLC, Term Loan 12.183% TSFR1M 6.750% 8/25/26 394,470
230 TransMontaigne Operating
Company L.P., Term Loan B
8.941% ICE Libor USD
1 Month
3.500% 11/05/28 230,650
Total Energy 884,696
Financial Services - 0.0%
45 Aragorn Parent Corp 9.577% TSFR1M 4.250% 12/15/28 45,084
73 Kestra Advisor Services
Holdings A Inc , (WI/DD)
TBD TBD TBD TBD 73,213
Total Financial Services 118,297
Food, Beverage & Tobacco - 0.3%
232 8th Avenue Food & Provisions
Inc
9.191% TSFR1M 3.750% 10/01/25 228,470
19 8th Avenue Food & Provisions
Inc
10.191% TSFR1M 4.750% 10/01/25 18,683
71 Arterra Wines Canada, Inc.,
Term Loan
9.071% TSFR3M 3.500% 11/25/27 65,604
33 Bengal Debt Merger Sub LLC ,
(WI/DD)
TBD TBD TBD TBD 30,693
251 CHG PPC Parent LLC, Term Loan 8.441% TSFR1M 3.000% 12/08/28 251,139
165 City Brewing Company, LLC,
Term Loan , (WI/DD)
TBD TBD TBD TBD 129,812
164 Naked Juice LLC, Term Loan,
Second Lien
11.448% TSFR1M 6.000% 1/20/30 134,759
247 Pegasus Bidco BV, Term Loan 8.598% SOFR90A 3.250% 7/12/29 247,603
236 Sycamore Buyer LLC 7.695% TSFR3M 2.250% 7/23/29 230,330
269 Triton Water Holdings, Inc, Term
Loan
8.860% SOFR90A 3.250% 3/31/28 266,929
Total Food, Beverage & Tobacco 1,604,022
Health Care Equipment & Services - 1.6%
191 24 Hour Fitness Worldwide Inc 19.589% 3-Month LIBOR 14.000% 9/30/26 124,462
100 ADMI Corp 11.080% TSFR1M 5.750% 12/23/27 99,968
242 AHP Health Partners, Inc., Term
Loan B
8.941% TSFR1M 3.500% 8/23/28 242,656
601 Bausch & Lomb, Inc., Term Loan 8.677% TSFR1M 3.250% 5/05/27 595,897

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
Health Care Equipment & Services (continued)
$ 58 Element Materials Technology
Group US Holdings Inc
0.000% TSFR1M 4.250% 4/12/29 $ 57,968
125 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.659% TSFR1M 4.250% 4/12/29 125,598
385 Envision Healthcare
Corporation, Term Loan, First
Lien
8.613% ICE Libor USD
3 Month
3.750% 10/10/25 7,060
98 Global Medical Response, Inc.,
Term Loan
9.824% TSFR3M 4.250% 3/14/25 91,478
688 Global Medical Response, Inc.,
Term Loan B
9.841% TSFR3M 4.250% 10/02/25 644,446
243 LSCS Holdings Inc 9.945% TSFR1M 4.500% 12/16/28 239,718
1,182 Medline Borrower, LP, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 1,186,103
168 National Mentor Holdings, Inc.,
Term Loan
9.078% TSFR1M 3.750% 3/02/28 158,120
5 National Mentor Holdings, Inc.,
Term Loan C
9.070% TSFR3M 3.750% 3/02/28 5,104
154 Onex TSG Intermediate Corp.,
Term Loan B
10.324% SOFR90A 4.750% 2/28/28 154,574
174 Pacific Dental Services Inc , (WI/
DD)
TBD TBD TBD TBD 174,254
366 Packaging Coordinators Midco
Inc
9.071% TSFR3M 3.500% 11/30/27 366,772
375 Packaging Coordinators Midco
Inc , (WI/DD)
TBD TBD TBD TBD 376,224
719 Parexel International
Corporation, Term Loan, First
Lien
8.691% TSFR1M 3.250% 11/15/28 721,651
99 Pathway Vet Alliance LLC 9.195% TSFR1M 3.750% 3/31/27 87,579
191 Phoenix Guarantor Inc, Term
Loan
8.576% TSFR1M 3.250% 2/21/31 188,755
341 Select Medical Corporation,
Term Loan B1
8.330% SOFR30A 3.000% 3/05/27 342,173
262 Star Parent, Inc., Term Loan B 9.309% TSFR3M 4.000% 9/30/30 260,707
918 Surgery Center Holdings, Inc.,
Term Loan , (WI/DD)
TBD TBD TBD TBD 922,980
119 Team Health Holdings, Inc.,
Term Loan B , (WI/DD)
TBD TBD TBD TBD 105,939
Total Health Care Equipment & Services 7,280,186
Household & Personal Products - 0.0%
109 Kronos Acquisition Holdings
Inc., Term Loan B
9.360% TSFR3M 3.750% 12/22/26 109,158
Total Household & Personal Products 109,158
Insurance - 0.8%
234 Acrisure, LLC, Term Loan B 8.945% TSFR1M 3.500% 2/15/27 233,986
177 Alliant Holdings Intermediate
LLC
8.827% SOFR30A 3.500% 11/06/30 177,746
245 AssuredPartners, Inc., Term
Loan B
8.941% TSFR1M 3.500% 2/12/27 245,463
251 Asurion LLC 9.676% TSFR1M 4.250% 8/19/28 242,588
189 Asurion LLC 8.691% TSFR1M 3.250% 7/31/27 181,632
127 Asurion LLC, Term Loan B7,
Term Loan , (WI/DD)
TBD TBD TBD TBD 122,873
284 Asurion LLC, Term Loan B8 8.691% TSFR1M 3.250% 12/23/26 279,348
157 Broadstreet Partners, Inc., Term
Loan B
8.445% TSFR1M 3.000% 1/27/27 157,605

Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
Insurance (continued)
$ 242 Broadstreet Partners, Inc., Term
Loan B2
8.695% TSFR1M 3.250% 1/27/27 $ 242,211
464 HUB International Limited, Term
Loan B
8.574% TSFR1M 3.250% 6/20/30 464,896
320 Ryan Specialty Group, LLC, Term
Loan
8.080% TSFR1M 2.750% 9/01/27 320,943
435 Truist Insurance Holdings LLC ,
(WI/DD)
TBD TBD TBD TBD 434,817
105 USI, Inc., Term Loan 8.598% SOFR90A 3.250% 9/27/30 104,942
326 USI, Inc., Term Loan B 8.348% TSFR1M 3.000% 11/22/29 326,796
Total Insurance 3,535,846
Materials - 0.5%
25 Arsenal AIC Parent LLC 9.829% TSFR1M 4.500% 7/27/30 25,053
72 Ascend Performance Materials
Operations LLC
10.070% TSFR6M 4.750% 8/27/26 70,684
142 ASP Unifrax Holdings Inc, Term
Loan B
9.248% TSFR3M 3.750% 12/12/25 137,009
174 Axalta Coating Systems US
Holdings Inc
7.848% TSFR1M 2.500% 12/20/29 173,972
290 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.105% TSFR1M 3.750% 4/13/29 292,054
75 Derby Buyer LLC 9.576% TSFR1M 4.250% 11/01/30 75,551
188 Discovery Purchaser Corp 9.705% TSFR1M 4.375% 8/03/29 187,860
217 Herens US Holdco Corp 9.334% TSFR3M 4.000% 7/03/28 205,327
133 INEOS Quattro Holdings UK
Ltd, Term Loan B, First Lien
9.579% TSFR1M 4.250% 3/29/29 133,019
35 INEOS US Petrochem LLC 9.180% TSFR1M 3.750% 3/03/30 34,738
38 Klockner-Pentaplast of America,
Inc., Term Loan B
10.268% TSFR6M 4.750% 2/09/26 35,398
182 NIC Acquisition Corp , (WI/DD) TBD TBD TBD TBD 154,518
15 Nouryon USA LLC 9.423% TSFR1M 4.000% 3/03/28 14,956
62 PMHC II, Inc., Term Loan B 9.723% TSFR1M 4.250% 2/03/29 61,153
95 Proampac PG Borrower LLC,
Term Loan
9.806% TSFR1M 4.500% 9/15/28 95,285
146 Reynolds Group Holdings Inc. ,
Term Loan B
8.695% TSFR1M 3.500% 9/25/28 146,926
70 Reynolds Group Holdings Inc. ,
Term Loan B2
8.695% TSFR1M 3.250% 2/05/26 70,392
55 SupplyOne Inc , (WI/DD) TBD TBD TBD TBD 54,828
45 TricorBraun Holdings, Inc., Term
Loan
8.691% TSFR1M 3.250% 3/03/28 44,100
95 Tronox Finance LLC 8.848% TSFR1M 3.500% 8/16/28 95,238
1 W.R. Grace & Co.-Conn., Term
Loan B
9.321% SOFR90A 3.750% 9/22/28 1,229
Total Materials 2,109,290
Media & Entertainment - 0.7%
136 ABG Intermediate Holdings 2
LLC
8.926% TSFR1M 3.500% 12/21/28 136,640
227 AMC Entertainment Holdings,
Inc. , Term Loan B
8.435% TSFR1M 3.000% 4/22/26 191,171
119 Cable One, Inc., Term Loan B4 7.445% TSFR1M 2.000% 5/03/28 117,979
216 Cengage Learning Inc , (WI/DD) TBD TBD TBD TBD 216,033
125 Century DE Buyer LLC 9.317% TSFR3M 4.000% 10/30/30 125,609
357 Clear Channel Outdoor
Holdings Inc
9.441% TSFR1M 4.000% 8/23/28 357,051
321 Crown Finance US Inc , (cash
6.941%, PIK 7.000%)
6.941% TSFR1M 8.500% 7/31/28 327,264
324 CSC Holdings LLC 9.825% TSFR1M 4.500% 1/18/28 312,282

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
Media & Entertainment (continued)
$ – (l) (j) Diamond Sports Group, LLC,
Term Loan
0.000% TSFR1M 3.250% 8/24/26 $ 2
118 DirecTV Financing, LLC, Term
Loan
10.445% TSFR1M 5.000% 8/02/27 118,646
174 Dotdash Meredith Inc 9.426% TSFR1M 4.000% 12/01/28 172,668
18 iHeartCommunications, Inc.,
Term Loan
8.445% TSFR1M 3.000% 5/01/26 15,981
229 McGraw-Hill Global Education
Holdings, LLC, Term Loan
10.191% TSFR1M 4.750% 7/31/28 229,772
83 Mission Broadcasting, Inc., Term
Loan B
7.940% TSFR1M 2.500% 6/02/28 82,409
140 NEP Group Inc , (WI/DD) TBD TBD TBD TBD 134,103
78 Radiate Holdco, LLC, Term Loan
B
8.695% TSFR1M 3.250% 9/25/26 65,321
500 Radiate Holdco, LLC, Term Loan
B , (WI/DD)
TBD TBD TBD TBD 419,999
135 UPC Financing Partnership,
Term Loan AX
8.440% SOFR30A 3.000% 1/31/29 134,655
300 Virgin Media Bristol LLC, Term
Loan Y
8.790% TSFR1M 3.250% 3/06/31 295,958
Total Media & Entertainment 3,453,543
Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
94 Emergent BioSolutions Inc 11.930% ICE Libor USD
1 Month
2.000% 10/13/23 88,531
603 Jazz Financing Lux S.a.r.l., Term
Loan B
8.445% SOFR30A 3.000% 5/05/28 607,104
2 Mallinckrodt PLC 14.826% TSFR1M 9.500% 11/14/28 1,512
222 Maravai Intermediate Holdings
LLC
8.310% ICE Libor USD
1 Month
4.250% 10/19/27 218,616
267 Organon & Co, Term Loan 8.433% TSFR3M 3.000% 6/02/28 268,542
154 Perrigo Investments, LLC, Term
Loan B
7.680% TSFR1M 2.250% 4/05/29 153,404
Total Pharmaceuticals, Biotechnology & Life Sciences 1,337,709
Real Estate Management & Development - 0.1%
129 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.579% TSFR1M 3.250% 1/31/30 128,604
9 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.191% TSFR1M 2.750% 8/21/25 9,397
125 Cushman & Wakefield US
Borrower LLC
9.330% TSFR1M 4.000% 1/31/30 125,155
90 Forest City Enterprises LP , (WI/
DD)
TBD TBD TBD TBD 86,269
Total Real Estate Management & Development 349,425
Semiconductors & Semiconductor Equipment - 0.0%
235 Bright Bidco B.V., Term Loan ,
(cash 6.378%, PIK 8.000%)
6.317% SOFR90A + 3 -
Month LIBOR
4.500% 10/31/27 64,060
Total Semiconductors & Semiconductor Equipment 64,060
Software & Services - 1.7%
120 AppLovin Corp 8.418% ICE Libor USD
1 Month
3.100% 10/21/28 120,423
66 Apttus Corporation, Term Loan 9.445% TSFR3M 4.000% 5/08/28 65,899
94 Asurion LLC, Term Loan B4,
Second Lien
10.691% TSFR1M 5.250% 1/20/29 84,549
678 Avaya, Inc., Term Loan 6.829% TSFR1M 1.500% 8/01/28 605,903
314 Banff Merger Sub Inc, Term
Loan
9.580% TSFR1M 4.250% 12/29/28 316,581

Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
Software & Services (continued)
$ 366 Camelot U.S. Acquisition LLC,
Term Loan B
8.076% TSFR1M 3.000% 10/30/26 $ 366,046
177 DTI Holdco Inc 10.063% TSFR1M 4.750% 4/21/29 177,273
314 Ellucian Holdings Inc , (WI/DD) TBD TBD TBD TBD 315,619
663 Epicor Software Corporation,
Term Loan
8.691% TSFR1M 3.250% 7/30/27 666,771
240 Greeneden U.S. Holdings II,
LLC, Term Loan B4
9.441% TSFR1M 4.000% 12/01/27 241,470
118 IGT Holding IV AB, Term Loan
B2
8.972% TSFR3M 3.400% 3/29/28 118,498
267 Informatica LLC, Term Loan B 8.195% ICE Libor USD
1 Month
2.750% 10/14/28 267,559
246 Instructure Holdings, Inc., Term
Loan B
8.355% TSFR1M 2.750% 10/30/28 245,932
74 Ivanti Software Inc 9.839% TSFR3M 4.250% 12/01/27 69,205
19 Ivanti Software Inc 9.591% TSFR3M 4.000% 12/01/27 17,489
40 Marcel Bidco LLC 9.810% TSFR1M 4.500% 10/28/30 40,369
228 McAfee, LLC, Term Loan B , (WI/
DD)
TBD TBD TBD TBD 227,910
145 NortonLifeLock Inc., Term Loan
B
7.426% TSFR1M 2.000% 1/28/29 145,586
598 Open Text Corporation, Term
Loan B
8.176% TSFR1M 2.750% 1/31/30 599,296
117 Peraton Corp., Term Loan B 9.080% TSFR1M 3.750% 2/01/28 116,998
115 Perforce Software Inc , (WI/DD) TBD TBD TBD TBD 114,713
47 Proofpoint, Inc., Term Loan, First
Lien
8.579% TSFR1M 3.250% 8/31/28 47,034
95 Quartz Acquireco LLC 8.809% TSFR1M 3.500% 4/14/30 94,968
598 Rackspace Finance LLC 8.076% TSFR1M 2.750% 5/15/28 296,448
92 Rackspace Technology Global,
Inc., Term Loan, First Lien
11.580% TSFR3M 6.250% 5/15/28 92,488
164 Rocket Software, Inc., Term
Loan B
10.080% TSFR1M 4.750% 10/05/28 163,180
85 Sedgwick Claims Management
Services, Inc., Term Loan B
9.076% TSFR1M 3.750% 2/24/28 84,824
166 SS&C European Holdings Sarl,
Term Loan B4
7.195% TSFR1M 1.750% 4/16/25 165,879
164 SS&C Technologies Inc., Term
Loan B3
7.195% TSFR1M 1.750% 4/16/25 164,218
34 SS&C Technologies Inc., Term
Loan B6
7.680% TSFR1M 2.250% 3/22/29 33,880
66 SS&C Technologies Inc., Term
Loan B7
7.680% TSFR1M 2.250% 3/22/29 65,851
645 Syniverse Holdings LLC/DE 12.348% TSFR1M 7.000% 5/10/29 618,166
256 Tempo Acquisition LLC 8.080% TSFR1M 2.750% 8/31/28 257,034
540 Ultimate Software Group Inc
(The), Term Loan B
8.814% TSFR1M 3.500% 2/10/31 542,972
50 Vision Solutions, Inc., Term Loan 9.586% TSFR1M 4.000% 5/28/28 49,875
199 West Corporation, Term Loan
B3
9.563% TSFR3M 4.000% 4/10/27 195,575
93 WEX Inc., Term Loan 7.329% TSFR1M 2.250% 4/03/28 93,231
250 Zelis Payments Buyer Inc 8.067% TSFR1M 2.750% 9/28/29 250,278
Total Software & Services 8,139,990
Technology Hardware & Equipment - 0.2%
274 CommScope, Inc., Term Loan B
, (WI/DD)
TBD TBD TBD TBD 249,786
268 Delta TopCo, Inc., Term Loan B 9.121% TSFR6M 3.750% 12/01/27 268,307
137 Ingram Micro Inc., Term Loan 8.610% TSFR1M 3.000% 7/02/28 137,182
151 MLN US HoldCo LLC, Term Loan 12.110% TSFR1M 6.800% 10/18/27 30,296

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
Technology Hardware & Equipment (continued)
$ 261 MLN US HoldCo LLC, Term
Loan, First Lien
9.929% TSFR3M 4.500% 12/01/25 $ 32,147
75 NCR Atleos LLC, Term Loan B 10.163% TSFR1M 4.750% 3/27/29 75,469
156 Riverbed Technology Inc , (WI/
DD)
TBD TBD TBD TBD 102,207
60 Viasat Inc , (WI/DD) TBD TBD TBD TBD 58,320
60 Viasat Inc , (WI/DD) TBD TBD TBD TBD 58,238
Total Technology Hardware & Equipment 1,011,952
Telecommunication Services - 0.5%
138 Altice France S.A., Term Loan
B12 , (WI/DD)
TBD TBD TBD TBD 119,738
205 Altice France S.A., Term Loan
B13 , (WI/DD)
TBD TBD TBD TBD 174,308
102 CenturyLink, Inc., Term Loan B 7.691% TSFR1M 2.250% 3/15/27 74,396
121 Cincinnati Bell, Inc., Term Loan
B2
8.680% TSFR1M 3.250% 11/24/28 121,196
202 (j) Cyxtera DC Holdings Inc 0.000% TSFR1M 3.000% 5/01/24 10,357
15 Dawn Acquisitions LLC , (WI/
DD)
TBD TBD TBD TBD 14,760
238 Eagle Broadband Investments
LLC
8.571% TSFR1M 3.000% 11/12/27 237,098
373 Frontier Communications Corp.,
Term Loan B
9.195% TSFR1M 3.750% 10/08/27 373,046
– GOGO Intermediate Holdings
LLC, Term Loan B
9.191% TSFR1M 3.750% 4/28/28 0
495 Level 3 Financing Inc , (WI/DD) TBD TBD TBD TBD 489,122
550 Virgin Media Bristol LLC, Term
Loan N , (WI/DD)
TBD TBD TBD TBD 542,510
134 Zayo Group Holdings, Inc., Term
Loan , (WI/DD)
TBD TBD TBD TBD 117,958
231 Ziggo Financing Partnership,
Term Loan I
7.940% TSFR1M 2.500% 4/30/28 227,960
Total Telecommunication Services 2,502,449
Transportation - 0.5%
138 AAdvantage Loyalty IP Ltd.,
Term Loan
10.329% TSFR3M 4.750% 4/20/28 143,577
195 Air Canada 7.833% TSFR1M 2.500% 3/14/31 195,610
141 American Airlines, Inc., Term
Loan B
8.598% TSFR1M 2.750% 2/06/28 141,128
227 Apple Bidco LLC 8.195% TSFR1M 2.750% 9/25/28 226,649
119 Apple Bidco LLC 8.830% TSFR1M 4.000% 9/23/28 118,957
187 Brown Group Holding, LLC,
Term Loan B
8.180% TSFR1M 2.750% 4/22/28 187,517
148 Brown Group Holding, LLC,
Term Loan B2
8.309% SOFR90A 3.000% 6/09/29 148,301
136 First Student Bidco Inc 8.610% TSFR3M 3.000% 7/21/28 136,437
57 First Student Bidco Inc 8.360% TSFR3M 3.000% 7/21/28 56,604
319 Hertz Corporation, (The), Term
Loan B
8.691% TSFR1M 3.500% 6/30/28 309,731
62 Hertz Corporation, (The), Term
Loan C
8.691% TSFR1M 3.500% 6/30/28 60,364
57 Kestrel Bidco Inc., Term Loan B 8.426% TSFR3M 3.000% 12/11/26 56,734
349 Mileage Plus Holdings LLC,
Term Loan B
10.733% TSFR3M 5.250% 6/21/27 360,509
244 SkyMiles IP Ltd., Term Loan B 9.068% TSFR3M 3.750% 10/20/27 251,697
Total Transportation 2,393,815

Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
Utilities - 0.3%
$ 80 Pacific Gas & Electric Company,
Term Loan
7.830% TSFR1M 2.500% 6/23/27 $ 80,225
654 Talen Energy Supply, LLC, Term
Loan B
9.826% SOFR90A 4.500% 5/17/30 656,677
532 Talen Energy Supply, LLC, Term
Loan C
9.826% TSFR1M 4.500% 5/27/30 534,809
100 Vistra Operations Co LLC , (WI/
DD)
TBD TBD TBD TBD 100,125
3 Vistra Operations Company
LLC, Term Loan B3, First Lien
7.330% TSFR1M 2.000% 12/20/30 2,870
Total Utilities 1,374,706
Total Variable Rate Senior Loan Interests
(cost $53,755,643) 52,345,676
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 8 .9% ( 6 .6 % of Total
Investments) X 41,232,953
Angola - 0.1%
$ 270 Angolan Government International Bond, 144A 9.375% 5/08/48 $ 232,427
200 Angolan Government International Bond, 144A 8.750% 4/14/32 183,531
Total Angola 415,958
Argentina - 0.1%
475 Argentine Republic Government International Bond 3.625% 7/09/35 197,167
466 Provincia de Buenos Aires/Government Bonds, 144A 6.375% 9/01/37 189,998
139 YPF SA, 144A 6.950% 7/21/27 125,540
20 YPF SA, Reg S 6.950% 7/21/27 18,063
Total Argentina 530,768
Australia - 0.3%
200 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 180,043
200 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 174,772
840 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 839,799
Total Australia 1,194,614
Barbados - 0.0%
200 Barbados Government International Bond, 144A 6.500% 10/01/29 189,300
Total Barbados 189,300
Belgium - 0.0%
15 Anheuser-Busch InBev Worldwide Inc 5.000% 6/15/34 15,089
Total Belgium 15,089
Benin - 0.1%
190 EUR Benin Government International Bond, 144A 4.950% 1/22/35 166,035
100 EUR Benin Government International Bond, 144A 6.875% 1/19/52 88,183
Total Benin 254,218
Brazil - 0.4%
200 B3 SA - Brasil Bolsa Balcao, 144A 4.125% 9/20/31 175,426
200 Banco do Brasil SA/Cayman, 144A 4.875% 1/11/29 192,358
900 BRL Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/27 178,827
900 BRL Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/31 172,572
340 Brazilian Government International Bond 6.000% 10/20/33 336,560
210 Brazilian Government International Bond 5.000% 1/27/45 167,498
200 Brazilian Government International Bond 4.750% 1/14/50 149,711
200 (j) JSM Global Sarl, 144A 4.750% 10/20/30 35,900
200 Minerva Luxembourg SA, 144A 8.875% 9/13/33 210,431
145 Petrobras Global Finance BV 6.750% 6/03/50 137,464

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
Brazil
$ 115 Petrobras Global Finance BV 5.500% 6/10/51 $ 93,523
200 Suzano Austria GmbH 2.500% 9/15/28 176,517
Total Brazil 2,026,787
Cameroon - 0.0%
100 EUR Republic of Cameroon International Bond, 144A 5.950% 7/07/32 83,179
Total Cameroon 83,179
Canada - 0.1%
150 Air Canada, 144A 3.875% 8/15/26 143,163
330 Enbridge Inc 5.750% 7/15/80 312,312
175 Enbridge Inc 5.500% 7/15/77 165,898
35 Enbridge Inc 2.500% 8/01/33 28,202
Total Canada 649,575
Chile - 0.3%
199 Alfa Desarrollo SpA, 144A 2021 1 4.550% 9/27/51 151,774
200 Antofagasta PLC, 144A 5.625% 5/13/32 200,584
200 Banco del Estado de Chile, 144A 2.704% 1/09/25 194,740
175 Cia Cervecerias Unidas SA, 144A 3.350% 1/19/32 148,608
200 Corp Nacional del Cobre de Chile, 144A 3.000% 9/30/29 177,565
150 Empresa Nacional de Telecomunicaciones SA, 144A 3.050% 9/14/32 119,461
200 Empresa Nacional del Petroleo, 144A 6.150% 5/10/33 203,061
200 Inversiones CMPC SA, 144A 6.125% 6/23/33 202,857
Total Chile 1,398,650
China - 0.1%
200 ENN Clean Energy International Investment Ltd, 144A 3.375% 5/12/26 189,133
200 Lenovo Group Ltd, 144A 3.421% 11/02/30 175,555
Total China 364,688
Colombia - 0.3%
350 Colombia Government International Bond 3.125% 4/15/31 279,274
200 Colombia Government International Bond 8.000% 11/14/35 209,965
200 Colombia Government International Bond 7.500% 2/02/34 204,280
200 Ecopetrol SA 4.625% 11/02/31 166,386
200 Ecopetrol SA 5.875% 11/02/51 143,961
200 Empresas Publicas de Medellin ESP, 144A 4.250% 7/18/29 173,252
200 Grupo Aval Ltd, 144A 4.375% 2/04/30 168,719
Total Colombia 1,345,837
Costa Rica - 0.2%
200 Costa Rica Government International Bond, 144A 7.000% 4/04/44 206,976
200 Costa Rica Government International Bond, 144A 6.550% 4/03/34 206,776
200 Instituto Costarricense de Electricidad, 144A 6.750% 10/07/31 201,508
200 Liberty Costa Rica Senior Secured Finance, 144A 10.875% 1/15/31 210,334
Total Costa Rica 825,594
Cote d'Ivoire - 0.1%
395 Ivory Coast Government International Bond, Reg S 6.125% 6/15/33 355,598
270 EUR Ivory Coast Government International Bond, Reg S 6.875% 10/17/40 251,325
Total Cote d'Ivoire 606,923
Czech Republic - 0.0%
4,300 CZK Czech Republic Government Bond 1.750% 6/23/32 155,671
Total Czech Republic 155,671
Dominican Republic - 0.1%
225 Dominican Republic International Bond, Reg S 7.450% 4/30/44 236,575
150 Dominican Republic International Bond, 144A 4.875% 9/23/32 134,291
6,700 DOP Dominican Republic International Bond, 144A 13.000% 6/10/34 134,269
Total Dominican Republic 505,135

Principal
Amount (000) Description (a) Coupon Maturity Value
Ecuador - 0.1%
$ 623 Ecuador Government International Bond, 144A 1.000% 7/31/35 $ 326,744
137 Ecuador Government International Bond, Reg S 3.500% 7/31/35 71,908
Total Ecuador 398,652
Egypt - 0.2%
300 Egypt Government International Bond, Reg S 7.903% 2/21/48 227,107
200 Egypt Government International Bond, 144A 7.600% 3/01/29 184,000
200 Egypt Government International Bond, 144A 5.800% 9/30/27 180,036
220 Egypt Government International Bond, 144A 7.300% 9/30/33 179,777
225 Egypt Government International Bond, 144A 8.500% 1/31/47 178,047
205 Egypt Government International Bond, 144A 8.875% 5/29/50 168,063
Total Egypt 1,117,030
El Salvador - 0.1%
190 El Salvador Government International Bond, 144A 7.125% 1/20/50 130,930
135 El Salvador Government International Bond, Reg S 6.375% 1/18/27 117,143
65 El Salvador Government International Bond, Reg S 7.650% 6/15/35 49,282
40 El Salvador Government International Bond, Reg S 5.875% 1/30/25 38,257
Total El Salvador 335,612
France - 0.0%
15 TotalEnergies Capital International SA 2.986% 6/29/41 11,344
Total France 11,344
Ghana - 0.1%
355 Ghana Government International Bond, Reg S 7.625% 5/16/29 182,381
250 Ghana Government International Bond, 144A 8.750% 3/11/61 127,500
235 Ghana Government International Bond, 144A 7.750% 4/07/29 121,319
Total Ghana 431,200
Guatemala - 0.1%
200 CT Trust, 144A 5.125% 2/03/32 177,315
200 Guatemala Government Bond, 144A 3.700% 10/07/33 164,800
180 Millicom International Cellular SA, 144A 2029 2029 6.250% 3/25/29 175,784
Total Guatemala 517,899
Honduras - 0.0%
175 Honduras Government International Bond, 144A 5.625% 6/24/30 155,277
Total Honduras 155,277
Hungary - 0.1%
29,000 HUF Hungary Government Bond 2.000% 5/23/29 63,454
200 Hungary Government International Bond, 144A 5.250% 6/16/29 197,600
200 Magyar Export-Import Bank Zrt, 144A 6.125% 12/04/27 201,000
Total Hungary 462,054
India - 0.2%
200 Adani Ports & Special Economic Zone Ltd, 144A 3.100% 2/02/31 159,193
200 Indian Railway Finance Corp Ltd, 144A 3.570% 1/21/32 176,664
200 Network i2i Ltd, 144A 3.975% 6/03/72 189,899
200 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A
4.500% 7/14/28 182,946
200 UltraTech Cement Ltd, 144A 2.800% 2/16/31 169,116
Total India 877,818
Indonesia - 0.2%
1,500,000 IDR Indonesia Treasury Bond 7.125% 6/15/38 95,918
850,000 IDR Indonesia Treasury Bond 7.000% 9/15/30 54,643
200 Pertamina Persero PT, 144A 2.300% 2/09/31 165,273
200 Perusahaan Penerbit SBSN Indonesia III, 144A 4.700% 6/06/32 196,000
335 Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara, Reg S
3.875% 7/17/29 311,710

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
Indonesia
$ 200 Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara, Reg S
5.250% 5/15/47 $ 181,006
Total Indonesia 1,004,550
Iraq - 0.0%
200 Iraq International Bond, 144A 5.800% 1/15/28 188,176
Total Iraq 188,176
Ireland - 0.0%
85 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.100% 1/15/27 86,391
Total Ireland 86,391
Israel - 0.2%
180 Energean Israel Finance Ltd, 144A, Reg S 4.875% 3/30/26 170,550
200 Israel Electric Corp Ltd, 144A, Reg S 4.250% 8/14/28 185,805
200 Israel Government International Bond 5.375% 3/12/29 200,450
127 Leviathan Bond Ltd, 144A, Reg S 6.500% 6/30/27 122,414
75 Leviathan Bond Ltd, 144A, Reg S 6.750% 6/30/30 69,395
32 Leviathan Bond Ltd, 144A, Reg S 6.125% 6/30/25 31,416
175 EUR Teva Pharmaceutical Finance Netherlands II BV 4.375% 5/09/30 181,376
Total Israel 961,406
Jamaica - 0.1%
215 Jamaica Government International Bond 7.875% 7/28/45 252,474
Total Jamaica 252,474
Jordan - 0.1%
200 Jordan Government International Bond, 144A 4.950% 7/07/25 193,685
200 Jordan Government International Bond, 144A 5.850% 7/07/30 183,740
Total Jordan 377,425
Kazakhstan - 0.1%
200 KazMunayGas National Co JSC, 144A 5.375% 4/24/30 196,008
200 KazMunayGas National Co JSC, 144A 3.500% 4/14/33 166,150
200 Tengizchevroil Finance Co International Ltd, 144A 4.000% 8/15/26 188,720
Total Kazakhstan 550,878
Kenya - 0.1%
200 Republic of Kenya Government International Bond, 144A 7.250% 2/28/28 190,509
200 Republic of Kenya Government International Bond, 144A 6.300% 1/23/34 163,047
Total Kenya 353,556
Korea, Republic of - 0.0%
200 Korea Development Bank/The 5.625% 10/23/33 211,558
Total Korea, Republic of 211,558
Macau - 0.0%
200 Sands China Ltd 5.125% 8/08/25 197,299
Total Macau 197,299
Malaysia - 0.1%
600 MYR Malaysia Government Bond 3.900% 11/30/26 128,400
215 MISC Capital Two Labuan Ltd, 144A 3.750% 4/06/27 205,291
200 Petronas Capital Ltd, 144A 3.500% 4/21/30 183,418
205 Petronas Capital Ltd, 144A 3.404% 4/28/61 140,442
Total Malaysia 657,551

Principal
Amount (000) Description (a) Coupon Maturity Value
Mexico - 0.8%
$ 200 Banco Nacional de Comercio Exterior SNC/Cayman Islands,
144A
4.375% 10/14/25 $ 196,600
200 Banco Nacional de Comercio Exterior SNC/Cayman Islands,
144A
2.720% 8/11/31 180,410
200 Braskem Idesa SAPI, 144A 6.990% 2/20/32 155,256
200 Comision Federal de Electricidad, 144A 6.125% 6/16/45 181,555
200 Electricidad Firme de Mexico Holdings SA de CV, 144A 4.900% 11/20/26 188,672
200 Grupo Aeromexico SAB de CV, 144A 8.500% 3/17/27 198,300
3,600 MXN Mexican Bonos 8.500% 11/18/38 201,166
2,350 MXN Mexican Bonos 7.500% 6/03/27 133,585
200 Mexico Government International Bond 4.280% 8/14/41 160,377
250 Mexico Government International Bond 6.400% 5/07/54 249,070
300 Mexico Government International Bond 4.400% 2/12/52 228,800
200 Nemak SAB de CV, 144A 3.625% 6/28/31 162,068
140 Petroleos Mexicanos 6.375% 1/23/45 90,271
445 Petroleos Mexicanos 6.840% 1/23/30 392,452
412 Petroleos Mexicanos 6.750% 9/21/47 274,044
245 Petroleos Mexicanos 5.950% 1/28/31 196,491
100 EUR Petroleos Mexicanos, Reg S 3.625% 11/24/25 103,216
25 Petroleos Mexicanos 6.500% 1/23/29 22,338
Total Mexico 3,314,671
Mongolia - 0.1%
300 Mongolia Government International Bond, 144A 5.125% 4/07/26 289,190
Total Mongolia 289,190
Morocco - 0.1%
200 Morocco Government International Bond, 144A 5.500% 12/11/42 175,500
200 OCP SA, 144A 5.125% 6/23/51 150,350
Total Morocco 325,850
Namibia - 0.0%
200 Namibia International Bonds, 144A 5.250% 10/29/25 197,532
Total Namibia 197,532
Netherlands - 0.1%
185 Aegon NV 5.500% 4/11/48 179,276
200 VEON Holdings BV, Reg S 4.000% 4/09/25 190,600
Total Netherlands 369,876
Nigeria - 0.2%
200 Access Bank PLC, 144A 6.125% 9/21/26 185,260
400 Nigeria Government International Bond, 144A 8.375% 3/24/29 389,568
200 Nigeria Government International Bond, 144A 7.375% 9/28/33 170,920
200 Nigeria Government International Bond, Reg S 7.625% 11/28/47 154,860
Total Nigeria 900,608
Oman - 0.1%
385 Oman Government International Bond, Reg S 5.625% 1/17/28 386,322
200 Oman Government International Bond, Reg S 6.750% 1/17/48 204,460
Total Oman 590,782
Pakistan - 0.0%
260 Pakistan Government International Bond, 144A 8.875% 4/08/51 195,182
Total Pakistan 195,182
Panama - 0.2%
200 Aeropuerto Internacional de Tocumen SA, 144A 5.125% 8/11/61 145,843
190 Panama Bonos del Tesoro 3.362% 6/30/31 150,575
200 Panama Government International Bond 8.000% 3/01/38 209,522
155 Panama Notas del Tesoro 3.750% 4/17/26 148,219

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
Panama
$ 176 UEP Penonome II SA, 144A 2020 1 6.500% 10/01/38 $ 137,346
Total Panama 791,505
Paraguay - 0.1%
200 Paraguay Government International Bond, 144A 6.000% 2/09/36 202,330
200 Paraguay Government International Bond, 144A 2.739% 1/29/33 162,206
Total Paraguay 364,536
Peru - 0.2%
120 Banco de Credito del Peru S.A, 144A 3.125% 7/01/30 114,917
65 Banco de Credito del Peru S.A, 144A 3.250% 9/30/31 60,033
300 Fondo MIVIVIENDA SA, 144A 4.625% 4/12/27 291,214
300 PEN Peru Government Bond 5.400% 8/12/34 69,377
200 Peruvian Government International Bond 3.000% 1/15/34 163,650
250 PEN Peruvian Government International Bond, 144A 5.400% 8/12/34 57,814
Total Peru 757,005
Philippines - 0.0%
200 Philippine Government International Bond 4.200% 3/29/47 168,336
Total Philippines 168,336
Poland - 0.1%
200 Bank Gospodarstwa Krajowego, 144A 5.375% 5/22/33 198,758
370 PLN Republic of Poland Government Bond 0.250% 10/25/26 81,939
300 PLN Republic of Poland Government Bond 2.750% 10/25/29 66,172
192 Republic of Poland Government International Bond 5.500% 4/04/53 191,151
Total Poland 538,020
Puerto Rico - 0.0%
200 C&W Senior Finance Ltd, 144A 6.875% 9/15/27 188,878
Total Puerto Rico 188,878
Qatar - 0.1%
200 Qatar Government International Bond, Reg S 4.400% 4/16/50 176,500
310 QatarEnergy, 144A 3.300% 7/12/51 218,395
200 QNB Finance Ltd, Reg S 2.625% 5/12/25 193,250
Total Qatar 588,145
Republic of Serbia - 0.0%
200 Serbia International Bond, 144A 6.500% 9/26/33 203,750
Total Republic of Serbia 203,750
Romania - 0.1%
550 RON Romania Government Bond 3.650% 9/24/31 99,830
200 RON Romania Government Bond 4.150% 1/26/28 40,353
140 Romanian Government International Bond, 144A 3.000% 2/27/27 130,455
102 Romanian Government International Bond, 144A 5.875% 1/30/29 101,903
Total Romania 372,541
Rwanda - 0.1%
300 Rwanda International Government Bond, 144A 5.500% 8/09/31 242,481
Total Rwanda 242,481
Saudi Arabia - 0.2%
200 EIG Pearl Holdings Sarl, 144A 4.387% 11/30/46 156,250
200 Saudi Arabian Oil Co, Reg S 4.250% 4/16/39 174,561
385 Saudi Government International Bond, Reg S 3.750% 1/21/55 277,220
325 Saudi Government International Bond, 144A 2.250% 2/02/33 261,566
Total Saudi Arabia 869,597

Principal
Amount (000) Description (a) Coupon Maturity Value
Senegal - 0.1%
$ 215 Senegal Government International Bond, Reg S 6.750% 3/13/48 $ 159,100
200 Senegal Government International Bond, 144A 6.750% 3/13/48 147,975
Total Senegal 307,075
South Africa - 0.5%
500 Eskom Holdings SOC Ltd, 144A 8.450% 8/10/28 495,880
200 Eskom Holdings SOC Ltd, 144A 6.350% 8/10/28 191,210
200 MTN Mauritius Investments Ltd, 144A 6.500% 10/13/26 201,000
3,075 ZAR Republic of South Africa Government Bond 7.000% 2/28/31 130,744
2,875 ZAR Republic of South Africa Government Bond 8.875% 2/28/35 121,011
225 Republic of South Africa Government International Bond 5.875% 4/20/32 202,500
200 Republic of South Africa Government International Bond 5.650% 9/27/47 144,940
200 Republic of South Africa Government International Bond 5.375% 7/24/44 144,502
200 Sasol Financing USA LLC, 144A 8.750% 5/03/29 203,739
250 Transnet SOC Ltd, 144A 8.250% 2/06/28 248,440
Total South Africa 2,083,966
Sri Lanka - 0.1%
415 Sri Lanka Government International Bond, Reg S 6.850% 11/03/25 246,913
Total Sri Lanka 246,913
Supranational - 0.0%
5,000 INR Asian Development Bank 6.150% 2/25/30 58,056
200 Banque Ouest Africaine de Developpement, 144A 4.700% 10/22/31 171,992
Total Supranational 230,048
Switzerland - 0.1%
30 Credit Suisse AG/New York NY 5.000% 7/09/27 29,727
1,645 Credit Suisse Group AG 7.250% 3/12/72 180,950
1,000 Credit Suisse Group AG 0.000% 1/17/72 110,000
735 Credit Suisse Group AG 7.500% 1/17/72 80,850
575 Credit Suisse Group AG 7.500% 6/11/72 63,250
300 Credit Suisse Group AG 6.380% 2/21/72 33,000
Total Switzerland 497,777
Thailand - 0.1%
200 Bangkok Bank PCL/Hong Kong, 144A 3.466% 9/23/36 168,611
6,150 THB Thailand Government Bond 2.875% 12/17/28 173,287
Total Thailand 341,898
Turkey - 0.3%
200 Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A 3.375% 6/29/28 174,245
2,100 TRY Turkiye Government Bond 12.600% 10/01/25 44,477
250 Turkiye Government International Bond 7.625% 5/15/34 250,626
200 EUR Turkiye Government International Bond 5.875% 5/21/30 215,338
250 Turkiye Government International Bond 6.000% 1/14/41 205,345
200 Turkiye Ihracat Kredi Bankasi AS, 144A 7.500% 2/06/28 200,500
200 Turkiye Ihracat Kredi Bankasi AS, 144A 5.750% 7/06/26 194,653
Total Turkey 1,285,184
Uganda - 0.0%
669,000 UGX Republic of Uganda Government Bonds 14.250% 8/23/29 166,980
Total Uganda 166,980
Ukraine - 0.1%
190 NAK Naftogaz Ukraine via Kondor Finance PLC, Reg S 7.650% 7/31/24 153,900
425 Ukraine Government International Bond, 144A 6.876% 5/21/31 123,888
360 Ukraine Government International Bond, 144A 7.253% 3/15/35 104,580
115 Ukraine Government International Bond, Reg S 7.750% 9/01/24 43,125
100 Ukraine Government International Bond, Reg S 7.750% 9/01/28 33,200
Total Ukraine 458,693

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
United Arab Emirates - 0.3%
$ 400 Emirate of Dubai Government International Bonds, Reg S 3.900% 9/09/50 $ 295,048
435 Galaxy Pipeline Assets Bidco Ltd, 144A 2.625% 3/31/36 353,684
224 Galaxy Pipeline Assets Bidco Ltd, 144A 2022 2022 2.940% 9/30/40 179,447
240 MDGH GMTN RSC Ltd, 144A 4.375% 11/22/33 227,851
190 Sweihan PV Power Co PJSC, 144A 2022 1 3.625% 1/31/49 150,958
Total United Arab Emirates 1,206,988
United Kingdom - 0.0%
10 BAT Capital Corp 3.984% 9/25/50 7,033
60 HSBC Holdings PLC 4.583% 6/19/29 58,225
190 Vodafone Group PLC 4.125% 6/04/81 163,651
Total United Kingdom 228,909
United States - 0.6%
625 GFL Environmental Inc, 144A 5.125% 12/15/26 614,071
250 Team Health Holdings Inc, 144A 13.500% 6/30/28 277,500
878 United States Treasury Inflation Indexed Bonds 1.750% 1/15/34 866,522
281 United States Treasury Inflation Indexed Bonds 3.875% 4/15/29 307,607
15 United States Treasury Inflation Indexed Bonds 2.375% 10/15/28 15,451
201 United States Treasury Note/Bond 4.000% 2/15/34 197,868
162 United States Treasury Note/Bond 4.500% 2/15/44 162,886
Total United States 2,441,905
Uruguay - 0.1%
6,200 UYU Uruguay Government International Bond 8.250% 5/21/31 157,346
80 Uruguay Government International Bond 4.375% 1/23/31 78,212
Total Uruguay 235,558
Uzbekistan - 0.0%
200 Republic of Uzbekistan International Bond, 144A 7.850% 10/12/28 209,000
Total Uzbekistan 209,000
Zambia - 0.1%
425 Zambia Government International Bond, 144A 8.500% 4/14/24 313,438
Total Zambia 313,438
Total Emerging Market Debt and Foreign Corporate Bonds
(cost $50,450,790) 41,232,953
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 8 .6% ( 6 .3 % of Total
Investments) X 39,585,701
Automobiles & Components - 0.3%
$ 755 General Motors Financial Co Inc 5.750% N/A (m) $ 712,590
462 General Motors Financial Co Inc 5.700% N/A (m) 442,990
Total Automobiles & Components 1,155,580
Banks - 4.2%
200 Banco BBVA Peru SA, 144A 6.200% 6/07/34 199,700
200 Banco de Credito e Inversiones SA, 144A 8.750% N/A (m) 206,250
940 (d) Bank of America Corp 6.500% N/A (m) 940,797
295 Bank of America Corp 4.375% N/A (m) 276,546
285 Bank of America Corp 6.250% N/A (m) 285,324
75 Bank of America Corp 6.100% N/A (m) 75,207
200 Bank of Montreal 7.700% 5/26/84 202,350
200 Bank of Nova Scotia/The 8.000% 1/27/84 203,516
1,190 (d) Citigroup Inc 6.250% N/A (m) 1,193,055
170 Citigroup Inc 5.000% N/A (m) 168,950
260 Citigroup Inc 7.375% N/A (m) 270,338
450 Citigroup Inc 6.300% N/A (m) 448,218

Principal
Amount (000) Description (a) Coupon Maturity Value
Banks (continued)
$ 5 Citigroup Inc 6.174% 5/25/34 $ 5,077
655 Citigroup Inc 7.625% N/A (m) 687,663
1,000 (d) Citigroup Inc 5.950% N/A (m) 998,498
125 Citizens Financial Group Inc 6.375% N/A (m) 119,254
335 Citizens Financial Group Inc 4.000% N/A (m) 288,403
765 CoBank ACB 6.450% N/A (m) 754,323
325 CoBank ACB 6.250% N/A (m) 318,349
525 Farm Credit Bank of Texas, 144A 6.200% N/A (m) 480,370
520 (f) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.563% N/A (m) 527,003
555 Huntington Bancshares Inc/OH 5.625% N/A (m) 504,815
270 JPMorgan Chase & Co 6.100% N/A (m) 270,109
940 (d),(f) JPMorgan Chase & Co (TSFR3M reference rate + 4.042%
spread)
9.348% N/A (m) 941,069
205 JPMorgan Chase & Co 3.650% N/A (m) 194,696
375 JPMorgan Chase & Co 5.000% N/A (m) 373,775
455 JPMorgan Chase & Co 6.875% N/A (m) 470,821
380 (f) M&T Bank Corp (TSFR3M reference rate + 3.872% spread) 9.179% N/A (m) 380,947
90 M&T Bank Corp 5.125% N/A (m) 79,669
415 PNC Financial Services Group Inc/The 3.400% N/A (m) 362,727
325 PNC Financial Services Group Inc/The 6.000% N/A (m) 317,703
448 PNC Financial Services Group Inc/The 5.000% N/A (m) 430,360
710 (f) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.643% N/A (m) 712,587
375 PNC Financial Services Group Inc/The 6.250% N/A (m) 363,440
370 Regions Financial Corp 5.750% N/A (m) 364,496
200 Toronto-Dominion Bank/The 8.125% 10/31/82 209,771
535 (f) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.693% N/A (m) 538,612
295 Truist Financial Corp 5.100% N/A (m) 274,421
400 Truist Financial Corp 4.800% N/A (m) 387,166
200 Turkiye Garanti Bankasi AS, 144A 8.375% 2/28/34 199,500
495 Wells Fargo & Co 7.625% N/A (m) 529,010
355 Wells Fargo & Co 5.900% N/A (m) 353,501
1,070 (d) Wells Fargo & Co 5.875% N/A (m) 1,067,645
500 Wells Fargo & Co 3.900% N/A (m) 475,713
200 Yapi ve Kredi Bankasi AS, 144A 9.250% 1/17/34 205,500
450 (f) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.031% N/A (m) 437,797
Total Banks 19,095,041
Capital Goods - 0.5%
610 (d) AerCap Global Aviation Trust, 144A 6.500% 6/15/45 605,839
1,495 AerCap Holdings NV 5.875% 10/10/79 1,484,284
395 Air Lease Corp 4.650% N/A (m) 372,958
Total Capital Goods 2,463,081
Energy - 0.3%
330 Enbridge Inc 8.500% 1/15/84 358,557
305 Enbridge Inc 7.625% 1/15/83 313,007
250 Energy Transfer LP 6.500% N/A (m) 245,036
95 Energy Transfer LP 8.000% 5/15/54 99,643
55 Energy Transfer LP 7.125% N/A (m) 53,696
440 Transcanada Trust 5.600% 3/07/82 401,676
75 Transcanada Trust 5.875% 8/15/76 72,872
Total Energy 1,544,487

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
Financial Services - 1.1%
$ 400 Ally Financial Inc 4.700% N/A (m) $ 317,122
160 Ally Financial Inc 4.700% N/A (m) 136,831
555 American AgCredit Corp, 144A 5.250% N/A (m) 524,475
180 American Express Co 3.550% N/A (m) 166,609
150 Bank of New York Mellon Corp/The 4.700% N/A (m) 147,185
200 Capital One Financial Corp 3.950% N/A (m) 177,655
375 Charles Schwab Corp/The 5.375% N/A (m) 372,405
150 Discover Financial Services 6.125% N/A (m) 150,310
130 Discover Financial Services 5.500% N/A (m) 111,477
390 Equitable Holdings Inc 4.950% N/A (m) 381,143
720 (d) Goldman Sachs Group Inc/The 5.500% N/A (m) 713,840
475 Goldman Sachs Group Inc/The 5.300% N/A (m) 470,077
430 Goldman Sachs Group Inc/The 7.500% N/A (m) 456,592
320 State Street Corp 6.700% N/A (m) 324,711
420 Voya Financial Inc 7.758% N/A (m) 435,517
Total Financial Services 4,885,949
Food, Beverage & Tobacco - 0.4%
2,250 (d) Land O' Lakes Inc, 144A 8.000% N/A (m) 1,946,250
Total Food, Beverage & Tobacco 1,946,250
Insurance - 1.0%
118 American International Group Inc 5.750% 4/01/48 115,856
450 AXIS Specialty Finance LLC 4.900% 1/15/40 401,382
325 Enstar Finance LLC 5.750% 9/01/40 315,219
235 Enstar Finance LLC 5.500% 1/15/42 218,923
541 (d) Markel Group Inc 6.000% N/A (m) 536,568
580 (d) MetLife Inc, 144A 9.250% 4/08/38 679,800
360 Provident Financing Trust I 7.405% 3/15/38 395,530
210 Prudential Financial Inc 5.125% 3/01/52 196,842
150 Prudential Financial Inc 6.500% 3/15/54 152,074
420 QBE Insurance Group Ltd, 144A 5.875% N/A (m) 415,746
600 SBL Holdings Inc, 144A 7.000% N/A (m) 510,000
575 SBL Holdings Inc, 144A 6.500% N/A (m) 448,730
Total Insurance 4,386,670
Materials - 0.0%
200 Cemex SAB de CV, 144A 9.125% N/A (m) 217,271
Total Materials 217,271
Media & Entertainment - 0.0%
190 Paramount Global 6.375% 3/30/62 175,555
Total Media & Entertainment 175,555
Telecommunication Services - 0.1%
365 Vodafone Group PLC 7.000% 4/04/79 376,494
Total Telecommunication Services 376,494
Utilities - 0.7%
300 AES Andes SA, 144A 6.350% 10/07/79 292,680
265 AES Andes SA, 144A 7.125% 3/26/79 262,350
310 American Electric Power Co Inc 3.875% 2/15/62 278,580
165 CMS Energy Corp 4.750% 6/01/50 151,966
200 Edison International 5.000% N/A (m) 189,481
150 Edison International 5.375% N/A (m) 145,153
695 (d) Emera Inc 6.750% 6/15/76 686,398
510 Sempra 4.875% N/A (m) 499,006
340 Southern Co/The 4.000% 1/15/51 326,863
185 Vistra Corp, 144A 8.000% N/A (m) 189,175

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities (continued)
$ 175 Vistra Corp, 144A 7.000% N/A (m) $ 173,276
140 Vistra Corp, 144A 8.875% N/A (m) 144,395
Total Utilities 3,339,323
Total $1,000 Par (or similar) Institutional Preferred
(cost $41,197,035) 39,585,701
Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 8 .5% ( 6 .2 % of Total
Investments) X 39,181,354
Data Center REITs - 1.2%
17,319 (d) Digital Realty Trust Inc $ 2,494,629
3,863 (d) Equinix Inc 3,188,250
Total Data Center REITs 5,682,879
Health Care REITs - 0.6%
16,000 Healthpeak Properties Inc 300,000
33,500 Parkway Life Real Estate Investment Trust 86,821
14,600 Ventas Inc 635,684
17,300 (d) Welltower Inc 1,616,512
Total Health Care REITs 2,639,017
Hotel & Resort REITs - 0.2%
31,400 Host Hotels & Resorts Inc 649,352
3,600 Ryman Hospitality Properties Inc 416,196
Total Hotel & Resort REITs 1,065,548
Industrial REITs - 1.7%
2,400 EastGroup Properties Inc 431,448
39,460 (d) Prologis Inc 5,138,481
23,000 Rexford Industrial Realty Inc 1,156,900
13,400 Terreno Realty Corp 889,760
Total Industrial REITs 7,616,589
Multi-Family Residential REITs - 0.6%
5,500 AvalonBay Communities Inc 1,020,580
3,000 Camden Property Trust 295,200
9,700 Equity Residential 612,167
1,200 Essex Property Trust Inc 293,772
4,500 Mid-America Apartment Communities Inc 592,110
Total Multi-Family Residential REITs 2,813,829
Office REITs - 0.2%
2,800 Alexandria Real Estate Equities Inc 360,948
4,600 Boston Properties Inc 300,426
1,800 SL Green Realty Corp 99,234
6,600 Vornado Realty Trust 189,882
Total Office REITs 950,490
Other Specialized REITs - 0.5%
12,100 Gaming and Leisure Properties Inc 557,447
6,100 Iron Mountain Inc 489,281
45,300 VICI Properties Inc 1,349,487
Total Other Specialized REITs 2,396,215
Retail REITs - 1.4%
2,400 Agree Realty Corp 137,088
25,700 Brixmor Property Group Inc 602,665
41,100 Kimco Realty Corp 805,971
24,200 Kite Realty Group Trust 524,656
4,300 Macerich Co/The 74,089

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Shares Description (a) Value
Retail REITs (continued)
17,200 Realty Income Corp $ 930,520
13,900 (d) Regency Centers Corp 841,784
14,500 (d) Simon Property Group Inc 2,269,105
Total Retail REITs 6,185,878
Self-Storage REITs - 0.4%
3,900 Extra Space Storage Inc 573,300
3,600 (d) Public Storage 1,044,216
Total Self-Storage REITs 1,617,516
Single-Family Residential REITs - 0.6%
24,400 (d) American Homes 4 Rent, Class A 897,432
13,200 Equity LifeStyle Properties Inc 850,080
5,000 Invitation Homes Inc 178,050
7,000 Sun Communities Inc 900,060
Total Single-Family Residential REITs 2,825,622
Telecom Tower REITs - 1.0%
16,789 American Tower Corp 3,317,338
7,300 Crown Castle Inc 772,559
3,371 SBA Communications Corp 730,496
Total Telecom Tower REITs 4,820,393
Timber REITs - 0.1%
15,800 (d) Weyerhaeuser Co 567,378
Total Timber REITs 567,378
Total Real Estate Investment Trust Common Stocks
(cost $30,351,760) 39,181,354
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6 .8% ( 5 .0 % of Total Investments) X 31,585,092
$ 2,056 United States Treasury Inflation Indexed
Bonds
1.250% 4/15/28 $ 1,997,299
286 United States Treasury Inflation Indexed
Bonds
2.375% 1/15/25 286,002
354 (g) United States Treasury Inflation Indexed
Bonds
1.625% 10/15/27 350,514
347 (g) United States Treasury Inflation Indexed
Bonds
3.375% 4/15/32 384,826
478 (g) United States Treasury Inflation Indexed
Bonds
1.750% 1/15/28 474,350
544 (g) United States Treasury Inflation Indexed
Bonds
2.000% 1/15/26 541,274
776 (g) United States Treasury Inflation Indexed
Bonds
0.125% 4/15/25 756,750
805 United States Treasury Inflation Indexed
Bonds
0.750% 7/15/28 768,666
904 (g) United States Treasury Inflation Indexed
Bonds
0.250% 7/15/29 833,636
891 (g) United States Treasury Inflation Indexed
Bonds
0.125% 10/15/25 865,073
858 (g) United States Treasury Inflation Indexed
Bonds
3.625% 4/15/28 912,036
1,035 United States Treasury Inflation Indexed
Bonds
1.125% 1/15/33 970,832
1,040 (g) United States Treasury Inflation Indexed
Bonds
0.375% 7/15/25 1,017,532
941 (g) United States Treasury Inflation Indexed
Bonds
0.125% 4/15/26 900,885
1,185 (g) United States Treasury Inflation Indexed
Bonds
0.125% 1/15/31 1,053,806

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 1,233 United States Treasury Inflation Indexed
Bonds
0.625% 1/15/26 $ 1,197,409
1,277 (g) United States Treasury Inflation Indexed
Bonds
0.375% 1/15/27 1,217,570
1,365 (g) United States Treasury Inflation Indexed
Bonds
0.125% 4/15/27 1,286,265
1,404 (g) United States Treasury Inflation Indexed
Bonds
0.875% 1/15/29 1,338,688
1,924 (g) United States Treasury Inflation Indexed
Bonds
0.125% 7/15/30 1,733,526
1,411 (g) United States Treasury Inflation Indexed
Bonds
0.125% 10/15/26 1,345,617
1,151 (g) United States Treasury Inflation Indexed
Bonds
0.125% 7/15/31 1,017,843
1,498 (g) United States Treasury Inflation Indexed
Bonds
0.125% 1/15/30 1,356,090
1,655 (g) United States Treasury Inflation Indexed
Bonds
1.375% 7/15/33 1,588,257
1,500 (g) United States Treasury Inflation Indexed
Bonds
0.500% 1/15/28 1,419,421
1,061 (g) United States Treasury Inflation Indexed
Bonds - When Issued
0.625% 7/15/32 962,345
1,669 (g) United States Treasury Inflation Indexed
Bonds - When Issued
0.125% 1/15/32 1,457,578
235 United States Treasury Note/Bond 4.875% 10/31/30 243,546
446 (g) United States Treasury Note/Bond 2.875% 5/15/49 339,028
639 (g) United States Treasury Note/Bond 4.125% 7/31/28 634,509
739 (g) United States Treasury Note/Bond 3.875% 5/15/43 682,414
788 (g) United States Treasury Note/Bond 3.875% 8/15/33 766,777
200 United States Treasury Note/Bond 4.375% 11/15/39 201,766
550 (g) United States Treasury Note/Bond 3.625% 5/15/53 483,314
200 United States Treasury Note/Bond 4.750% 7/31/25 199,648
Total U.S. Government and Agency Obligations
(cost $31,188,405) 31,585,092
Principal
Amount (000) Description (a) ,(n) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 4 .9% ( 3 .6 % of Total Investments) X 22,514,610
Banks - 4.1%
$ 640 (d) Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (m) $ 589,391
200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (m) 215,092
400 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (m) 396,590
500 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (m) 499,401
800 (d) Banco Santander SA 4.750% N/A (m) 695,761
200 Banco Santander SA 9.625% N/A (m) 220,292
200 Bank Hapoalim BM, 144A, Reg S 3.255% 1/21/32 179,222
430 Barclays PLC 6.125% N/A (m) 415,006
300 Barclays PLC 8.000% N/A (m) 299,382
565 Barclays PLC 9.625% N/A (m) 599,127
250 Barclays PLC 8.000% N/A (m) 249,345
200 BBVA Bancomer SA/Texas, 144A 8.450% 6/29/38 211,197
380 BNP Paribas SA, 144A 7.375% N/A (m) 380,901
565 BNP Paribas SA, 144A 7.750% N/A (m) 578,381
625 BNP Paribas SA, 144A 8.000% N/A (m) 637,894
200 BNP Paribas SA, 144A 9.250% N/A (m) 214,604
410 BNP Paribas SA, 144A 8.500% N/A (m) 428,553
625 BNP Paribas SA, 144A 7.000% N/A (m) 619,188
515 Credit Agricole SA, 144A 8.125% N/A (m) 525,300
1,260 HSBC Holdings PLC 6.375% N/A (m) 1,251,081
715 HSBC Holdings PLC 8.000% N/A (m) 742,135
910 (d) HSBC Holdings PLC 6.000% N/A (m) 875,938
380 ING Groep NV 6.500% N/A (m) 375,280

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a),(n) Coupon Maturity Value
Banks (continued)
$ 845 (d) ING Groep NV 5.750% N/A (m) $ 804,479
620 Intesa Sanpaolo SpA, 144A 7.700% N/A (m) 617,507
240 Lloyds Banking Group PLC 8.000% N/A (m) 241,648
555 Lloyds Banking Group PLC 7.500% N/A (m) 551,663
630 Lloyds Banking Group PLC 7.500% N/A (m) 627,482
500 Macquarie Bank Ltd/London, 144A 6.125% N/A (m) 479,922
680 NatWest Group PLC 8.000% N/A (m) 683,691
770 NatWest Group PLC 6.000% N/A (m) 751,898
725 Societe Generale SA, 144A 9.375% N/A (m) 750,783
780 Societe Generale SA, 144A 10.000% N/A (m) 827,473
45 Societe Generale SA, 144A 8.000% N/A (m) 45,208
600 Standard Chartered PLC, 144A 7.750% N/A (m) 607,646
435 UniCredit SpA, Reg S 8.000% N/A (m) 435,039
Total Banks 18,623,500
Financial Services - 0.8%
800 (d) Deutsche Bank AG 6.000% N/A (m) 738,582
200 Deutsche Bank AG 7.500% N/A (m) 196,615
1,165 UBS Group AG, Reg S 6.875% N/A (m) 1,151,894
630 UBS Group AG, Reg S 7.000% N/A (m) 629,142
410 UBS Group AG, 144A 9.250% N/A (m) 462,700
420 UBS Group AG, 144A 9.250% N/A (m) 455,060
250 UBS Group AG, 144A 7.750% N/A (m) 257,117
Total Financial Services 3,891,110
Total Contingent Capital Securities
(cost $23,540,901) 22,514,610
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 3 .0% ( 2 .2 % of Total Investments) X 14,032,644
Automobiles & Components - 0.0%
$ 60 General Motors Financial Co Inc 5.850% 4/06/30 $ 61,196
35 General Motors Financial Co Inc 2.750% 6/20/25 33,823
Total Automobiles & Components 95,019
Banks - 0.3%
190 Bank of America Corp 5.468% 1/23/35 191,238
130 Bank of America Corp 5.819% 9/15/29 133,294
30 Barclays PLC 6.490% 9/13/29 31,188
25 Citibank NA 5.803% 9/29/28 25,879
70 Citigroup Inc 4.910% 5/24/33 67,485
20 Deutsche Bank AG/New York NY 6.819% 11/20/29 20,908
400 ING Groep NV, Reg S 7.500% 5/16/72 396,588
135 JPMorgan Chase & Co 5.350% 6/01/34 135,521
65 JPMorgan Chase & Co 4.851% 7/25/28 64,452
45 Morgan Stanley Bank NA 4.952% 1/14/28 44,815
205 Societe Generale SA, 144A 8.500% 12/30/49 203,975
35 Wells Fargo & Co 5.574% 7/25/29 35,415
40 Wells Fargo Bank NA 5.450% 8/07/26 40,269
Total Banks 1,391,027
Capital Goods - 0.1%
35 Boeing Co/The 5.805% 5/01/50 33,114
15 Boeing Co/The 3.250% 2/01/28 13,800
20 Honeywell International Inc 5.250% 3/01/54 20,180
200 IRB Infrastructure Developers Ltd, 144A 7.110% 3/11/32 202,301

Principal
Amount (000)   Description (a) Coupon Maturity Value
Capital Goods (continued)
$ 25 L3Harris Technologies Inc 5.400% 7/31/33 $ 25,157
5 Lockheed Martin Corp 5.200% 2/15/64 4,944
35 Raytheon Technologies Corp 2.250% 7/01/30 29,881
55 Trane Technologies Financing Ltd 3.550% 11/01/24 54,397
Total Capital Goods 383,774
Commercial & Professional Services - 0.4%
75 Boost Newco Borrower LLC, 144A 7.500% 1/15/31 78,511
973 (d) Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 970,161
325 (d) Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 318,363
200 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 183,705
42 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.250% 4/15/24 41,923
Total Commercial & Professional Services 1,592,663
Consumer Discretionary Distribution & Retail - 0.1%
640 (d) Hertz Corp/The, 144A 4.625% 12/01/26 580,825
25 Lowe's Cos Inc 4.250% 4/01/52 20,482
Total Consumer Discretionary Distribution & Retail 601,307
Consumer Services - 0.1%
75 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 66,825
250 (d) Life Time Inc, 144A 5.750% 1/15/26 247,972
250 MGM Resorts International 6.750% 5/01/25 249,882
Total Consumer Services 564,679
Consumer Staples Distribution & Retail - 0.1%
200 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 198,008
5 Sysco Corp 6.600% 4/01/50 5,704
30 Walmart Inc 2.500% 9/22/41 21,546
10 Walmart Inc 4.500% 4/15/53 9,244
Total Consumer Staples Distribution & Retail 234,502
Energy - 0.3%
200 BORR IHC LTD / BORR FIN, 144A 10.000% 11/15/28 207,709
5 Cenovus Energy Inc 5.400% 6/15/47 4,709
10 Diamondback Energy Inc 4.400% 3/24/51 8,284
25 Diamondback Energy Inc 3.250% 12/01/26 23,966
35 Energy Transfer LP 5.950% 5/15/54 34,928
30 Energy Transfer LP 4.250% 4/01/24 30,000
25 Energy Transfer LP 5.550% 5/15/34 25,076
50 Enterprise Products Operating LLC 4.200% 1/31/50 42,268
100 EQM Midstream Partners LP, 144A 6.500% 7/01/27 100,884
100 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 4/15/32 98,620
200 Kosmos Energy Ltd, 144A 7.500% 3/01/28 193,784
10 Marathon Oil Corp 5.300% 4/01/29 9,982
20 Marathon Petroleum Corp 6.500% 3/01/41 21,746
250 Matador Resources Co 5.875% 9/15/26 250,026
200 MEDCO MAPLE TREE PTE LTD, 144A 8.960% 4/27/29 207,796
25 MPLX LP 2.650% 8/15/30 21,503
25 MPLX LP 4.700% 4/15/48 21,327
80 MPLX LP 4.875% 6/01/25 79,330
10 ONEOK Inc 4.500% 3/15/50 8,154
30 Phillips 66 Co 5.300% 6/30/33 30,186
Total Energy 1,420,278

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000)   Description (a) Coupon Maturity Value
Equity Real Estate Investment Trusts (REITs) - 0.1%
$ 110 American Tower Corp 2.750% 1/15/27 $ 103,009
35 Brixmor Operating Partnership LP 2.250% 4/01/28 31,079
25 COPT Defense Properties LP 2.750% 4/15/31 20,623
25 Essential Properties LP 2.950% 7/15/31 20,276
30 Essex Portfolio LP 2.650% 3/15/32 24,838
30 Federal Realty OP LP 1.250% 2/15/26 27,749
60 Kite Realty Group Trust 4.750% 9/15/30 57,407
40 Regency Centers LP 2.950% 9/15/29 35,790
250 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 238,077
20 SITE Centers Corp 4.250% 2/01/26 19,694
Total Equity Real Estate Investment Trusts (REITs) 578,542
Financial Services - 0.0%
70 Goldman Sachs Group Inc/The 2.650% 10/21/32 58,241
65 Morgan Stanley 5.449% 7/20/29 65,570
25 UBS Group AG, 144A 1.494% 8/10/27 22,733
20 UBS Group AG 3.750% 3/26/25 19,623
Total Financial Services 166,167
Food, Beverage & Tobacco - 0.0%
40 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 38,012
30 BAT Capital Corp 6.343% 8/02/30 31,259
40 Constellation Brands Inc 2.875% 5/01/30 35,384
15 Philip Morris International Inc 5.250% 2/13/34 14,867
Total Food, Beverage & Tobacco 119,522
Health Care Equipment & Services - 0.3%
60 CVS Health Corp 1.750% 8/21/30 49,285
35 CVS Health Corp 5.050% 3/25/48 31,786
20 CVS Health Corp 2.700% 8/21/40 13,885
15 Elevance Health Inc 4.625% 5/15/42 13,625
40 HCA Inc 3.500% 9/01/30 36,174
30 Humana Inc 4.875% 4/01/30 29,620
200 Select Medical Corp, 144A 6.250% 8/15/26 200,371
625 (d) Tenet Healthcare Corp 4.625% 6/15/28 595,120
250 Tenet Healthcare Corp 6.125% 10/01/28 249,104
20 UnitedHealth Group Inc 5.050% 4/15/53 19,424
Total Health Care Equipment & Services 1,238,394
Household & Personal Products - 0.0%
15 Haleon US Capital LLC 3.625% 3/24/32 13,518
Total Household & Personal Products 13,518
Insurance - 0.3%
475 (d) Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 447,193
907 Assurant Inc 7.000% 3/27/48 923,660
35 Berkshire Hathaway Finance Corp 2.850% 10/15/50 23,620
50 Hartford Financial Services Group Inc/The 2.800% 8/19/29 44,864
30 Principal Life Global Funding II, 144A 0.875% 1/12/26 27,709
Total Insurance 1,467,046
Materials - 0.1%
20 Amcor Flexibles North America Inc 2.690% 5/25/31 16,993
75 Ball Corp 6.000% 6/15/29 75,713
40 Berry Global Inc 1.570% 1/15/26 37,392
200 Corp Nacional del Cobre de Chile, 144A 6.440% 1/26/36 205,885
200 JSW Steel Ltd, 144A 5.050% 4/05/32 176,200

Principal
Amount (000)   Description (a) Coupon Maturity Value
Materials (continued)
$ 35 Nutrien Ltd 4.900% 3/27/28 $ 34,815
Total Materials 546,998
Media & Entertainment - 0.2%
200 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 160,719
75 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 73,551
90 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 60,051
40 Comcast Corp 2.800% 1/15/51 25,593
30 Comcast Corp 1.500% 2/15/31 24,221
15 Comcast Corp 5.350% 5/15/53 14,887
300 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 251,243
69 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 64,995
250 (d) Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 240,615
35 Warnermedia Holdings Inc 5.050% 3/15/42 30,082
Total Media & Entertainment 945,957
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
15 AbbVie Inc 5.400% 3/15/54 15,439
15 AbbVie Inc 5.050% 3/15/34 15,186
40 Amgen Inc 5.650% 3/02/53 40,758
25 Amgen Inc 5.250% 3/02/33 25,210
250 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 222,278
65 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/28 64,075
40 Pfizer Investment Enterprises Pte Ltd 5.300% 5/19/53 39,769
10 Pfizer Investment Enterprises Pte Ltd 4.750% 5/19/33 9,846
Total Pharmaceuticals, Biotechnology & Life Sciences 432,561
Semiconductors & Semiconductor Equipment - 0.0%
55 Broadcom Inc, 144A 4.926% 5/15/37 52,199
15 Texas Instruments Inc 5.000% 3/14/53 14,717
Total Semiconductors & Semiconductor Equipment 66,916
Software & Services - 0.0%
75 Open Text Holdings Inc, 144A 4.125% 12/01/31 65,819
25 Oracle Corp 5.550% 2/06/53 24,456
20 Oracle Corp 4.900% 2/06/33 19,581
40 Roper Technologies Inc 2.000% 6/30/30 33,386
20 Salesforce Inc 2.700% 7/15/41 14,473
Total Software & Services 157,715
Technology Hardware & Equipment - 0.0%
55 Apple Inc 2.450% 8/04/26 52,252
10 Apple Inc 2.650% 5/11/50 6,640
Total Technology Hardware & Equipment 58,892
Telecommunication Services - 0.2%
45 AT&T Inc 3.800% 12/01/57 32,581
40 AT&T Inc 3.650% 6/01/51 29,365
40 AT&T Inc 3.500% 9/15/53 28,221
15 AT&T Inc 3.500% 6/01/41 11,709
375 (d) Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 363,051
80 (g) Level 3 Financing Inc, 144A 3.400% 3/01/27 81,200
75 T-Mobile USA Inc 2.250% 11/15/31 61,585
20 T-Mobile USA Inc 5.150% 4/15/34 19,933
125 Verizon Communications Inc 1.750% 1/20/31 101,466
Total Telecommunication Services 729,111

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Principal
Amount (000)   Description (a) Coupon Maturity Value
Transportation - 0.1%
$ 40 Canadian Pacific Railway Co 2.050% 3/05/30 $ 34,027
250 United Airlines Inc, 144A 4.375% 4/15/26 241,685
Total Transportation 275,712
Utilities - 0.2%
70 AEP Transmission Co LLC 5.400% 3/15/53 69,680
30 Ameren Illinois Co 4.950% 6/01/33 29,692
15 Atmos Energy Corp 6.200% 11/15/53 16,899
30 DTE Electric Co 5.200% 3/01/34 30,137
45 Duke Energy Carolinas LLC 4.250% 12/15/41 38,744
35 Duke Energy Carolinas LLC 5.350% 1/15/53 34,505
55 Florida Power & Light Co 4.800% 5/15/33 54,168
25 Florida Power & Light Co 5.050% 4/01/28 25,273
85 Georgia Power Co 2.650% 9/15/29 75,759
25 Interstate Power and Light Co 3.100% 11/30/51 16,409
484 PG&E Corp 5.000% 7/01/28 466,122
50 PG&E Corp 5.250% 7/01/30 47,512
40 Public Service Co of Colorado 1.875% 6/15/31 32,342
25 Public Service Co of Colorado 2.700% 1/15/51 15,102
Total Utilities 952,344
Total Corporate Bonds
(cost $14,219,541) 14,032,644
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 3 .0% ( 2 .2 % of Total Investments) X 13,794,696
Automobiles & Components - 0.1%
2,542 Dr Ing hc F Porsche AG 0.000% $ 252,822
Total Automobiles & Components 252,822
Banks - 0.9%
94,100 Banco Bradesco SA 0.000% 267,549
4,750 Farm Credit Bank of Texas, 144A 9.601% 472,625
15,622 Fifth Third Bancorp 9.302% 394,612
177,300 Itau Unibanco Holding SA 0.000% 1,224,563
27,025 KeyCorp 6.200% 619,143
8,825 KeyCorp 6.125% 211,271
13,005 New York Community Bancorp Inc 6.375% 226,547
12,231 Regions Financial Corp 6.375% 300,149
6,500 Synovus Financial Corp 5.875% 160,160
7,800 Western Alliance Bancorp 4.250% 140,400
9,100 Wintrust Financial Corp 6.875% 225,225
Total Banks 4,242,244
Capital Goods - 0.1%
9,427 Air Lease Corp 6.150% 244,536
6,800 WESCO International Inc 10.625% 178,908
Total Capital Goods 423,444
Energy - 0.3%
2,800 Energy Transfer LP 7.600% 70,840
25,500 (d) NuStar Energy LP 11.234% 644,130
18,300 NuStar Energy LP 12.357% 473,238
541,133 Raizen SA 0.000% 381,946
Total Energy 1,570,154

Shares   Description (a) Coupon Value
Financial Services - 0.4%
11,100 Equitable Holdings Inc 5.250% $ 253,413
25,000 Morgan Stanley 6.875% 628,999
6,900 Morgan Stanley 6.500% 181,539
4,206 Morgan Stanley 7.125% 106,202
8,848 Synchrony Financial 5.625% 166,785
17,343 Voya Financial Inc 5.350% 410,162
Total Financial Services 1,747,100
Food, Beverage & Tobacco - 0.3%
34,746 (d) CHS Inc 7.100% 910,345
17,393 CHS Inc 6.750% 436,912
Total Food, Beverage & Tobacco 1,347,257
Insurance - 0.9%
24,200 American Equity Investment Life Holding Co 6.625% 586,366
22,866 (d) American Equity Investment Life Holding Co 5.950% 554,043
21,148 Aspen Insurance Holdings Ltd 9.652% 535,467
15,200 Aspen Insurance Holdings Ltd 5.625% 310,232
9,600 Assurant Inc 5.250% 218,880
19,836 Athene Holding Ltd 6.350% 472,692
16,890 Athene Holding Ltd 6.375% 419,885
10,532 Enstar Group Ltd 7.000% 263,827
14,737 Reinsurance Group of America Inc 5.750% 368,425
9,609 Reinsurance Group of America Inc 7.125% 248,777
8,200 Selective Insurance Group Inc 4.600% 154,652
Total Insurance 4,133,246
Telecommunication Services - 0.0%
3,900 AT&T Inc 4.750% 78,429
Total Telecommunication Services 78,429
Total $25 Par (or similar) Retail Preferred
(cost $14,247,530) 13,794,696
Shares Description (a) Value
X –
INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments) X 187,543
45,510 3i Infrastructure PLC $ 187,543
Total Investment Companies
(cost $179,732) 187,543
Type Description (o)
Number of
Contracts
Notional
Amount (p)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0 .0% ( 0 .0 % of Total Investments)
Put S&P 500 Index 5 $ 2,250,000 $ 4500 4/19/24 $ 838
Total Options Purchased
(cost $2,012) 5 $ 2,250,000 838
Total Long-Term Investments
(cost $565,581,426) 606,322,229

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
Investment in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 4.9% (3.6% of Total Investments)
X –
REPURCHASE AGREEMENTS - 4 .9% ( 3 .6 % of Total Investments) X 22,585,632
$ 17,925 (q) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 17,925,000
4,661 (r) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 4,660,632
Total Repurchase Agreements
(cost $22,585,632) 22,585,632
Total Short-Term Investments
(cost $22,585,632) 22,585,632
Total Investments (cost $ 588,167,058 ) - 136 .2% 628,907,861
Borrowings - (18.8)% (s),(t) (86,816,000)
Reverse Repurchase Agreements, including accrued interest - (14.9)%(u) (68,625,771)
Other Assets & Liabilities, Net -  (2.5)% (11,840,742)
Net Assets Applicable to Common Shares - 100% $ 461,625,348
Options Written
Type Description (a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call Russell 2000 Index (11) $ (2,420,000) $ 2,200 4/19/24 $ (12,980)
Call S&P 500 Index (10) (5,200,000) 5,200 4/19/24 (94,850)
Call S&P 500 Index (25) (13,250,000) 5,300 4/19/24 (87,875)
Call S&P 500 Index (10) (5,400,000) 5,400 4/19/24 (8,150)
Total Options Written (premiums received $165,820) (56) $(26,270,000) $(203,855)
Forward Foreign Currency Contracts
Currency Purchased
Notional
Amount
(Local
Currency)
Currency
Sold
Notional
Amount
(Local
Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
U.S. Dollar 1,091,699 Euro 993,020
Morgan Stanley Capital Services
LLC 4/16/24 $ 19,828
Total $19,828

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 132,517,691 $ 78,399,950 $ 1,347 $ 210,918,988
Asset-Backed and Mortgage-Backed
Securities – 81,223,406 213,863 81,437,269
Exchange-Traded Funds 34,937,420 24,567,445 – 59,504,865
Variable Rate Senior Loan Interests – 52,345,676 – 52,345,676
Emerging Market Debt and Foreign
Corporate Bonds – 41,232,953 – 41,232,953
$1,000 Par (or similar) Institutional
Preferred – 39,585,701 – 39,585,701
Real Estate Investment Trust Common
Stocks 39,181,354 – – 39,181,354
U.S. Government and Agency Obligations – 31,585,092 – 31,585,092
Contingent Capital Securities – 22,514,610 – 22,514,610
Corporate Bonds – 14,032,644 – 14,032,644
$25 Par (or similar) Retail Preferred 11,667,816 2,126,880 – 13,794,696
Investment Companies – 187,543 – 187,543
Options Purchased 838 – – 838
Short-Term Investments:
Repurchase Agreements – 22,585,632 – 22,585,632
Investments in Derivatives:
Forward Foreign Currency Contracts* – 19,828 – 19,828
Options Written (203,855) – – (203,855)
Total
$ 218,101,264 $ 410,407,360 $ 215,210 $ 628,723,834
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$64,495,761.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $78,736,741 have been pledged as collateral for reverse repurchase agreements.
(h) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(i) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(j) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(k) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(l) Principal Amount (000) rounds to less than $1,000.
(m) Perpetual security. Maturity date is not applicable.
(n) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(o) Exchange-traded, unless otherwise noted.
(p) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(q) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $17,935,516 on 4/1/24, collateralized by
Government Agency Securities, with coupon rates 1.750%–2.000% and maturity dates 8/15/41–11/15/41, valued at $18,283,587.
(r) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $4,661,461 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $4,753,850.
(s) Borrowings as a percentage of Total Investments is 13.8%.
(t) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $182,833,094 have been pledged as collateral for borrowings.
(u) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.9%.

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NMAI
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
BRL Brazilian Real
CZK Czech Koruna
DOP Dominican Peso
ETF Exchange-Traded Fund
EUR Euro
GDR Global Depositary Receipt
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Inter-Bank Offered Rate
MSCI Morgan Stanley Capital International
MXN Mexican Peso
MYR Malaysian Ringgit
N/A Not Applicable.
PEN Peruvian Sol
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
RON Romanian Leu
S&P Standard & Poor's
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
THB Thai Baht
TRY Turkish Lira
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
TSFR
6M CME Term SOFR 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
WI/DD When-issued or delayed delivery security.
ZAR South African Rand